UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET CORE PLUS BOND FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 28.2%
CONSUMER DISCRETIONARY - 2.8%
Automobiles - 0.7%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.000%	6/15/19	1,000,000	$1,048,750
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	4,170,000	4,624,989
Daimler Finance NA LLC, Senior Notes	1.300%	7/31/15	9,970,000	9,996,520	(a)
Daimler Finance NA LLC, Senior Notes	2.625%	9/15/16	10,450,000	10,679,681	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	27,160,000	29,696,011
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	330,000	334,057
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,550,000	1,936,733
Ford Motor Credit Co., LLC, Senior Notes	5.750%	2/1/21	4,010,000	4,659,299
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	12,560,000	14,785,657
Ford Motor Credit Co., LLC, Senior Notes	3.664%	9/8/24	3,850,000	3,972,326
General Motors Co., Senior Notes	6.250%	10/2/43	1,600,000	1,960,099
General Motors Financial Co. Inc., Senior Notes	2.750%	5/15/16	3,070,000	3,104,261
General Motors Financial Co. Inc., Senior Notes	3.250%	5/15/18	2,300,000	2,343,125
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,876,628
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	2,680,000	2,776,373
Hyundai Capital America, Senior Notes	2.125%	10/2/17	3,670,000	3,706,234	(a)

Total Automobiles				99,500,743

Hotels, Restaurants & Leisure - 0.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	6,340,000	6,561,900	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	15,450,000	16,261,125
Marriott International Inc., Senior Notes	5.810%	11/10/15	7,950,000	8,191,434
McDonald’s Corp., Medium Term Notes	5.350%	3/1/18	310,000	345,800

Total Hotels, Restaurants & Leisure				31,360,259

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	16,395,000	17,886,486
QVC Inc., Senior Secured Notes	5.950%	3/15/43	500,000	511,808

Total Internet & Catalog Retail				18,398,294

Media - 1.7%
21st Century Fox America Inc., Senior Notes	4.500%	2/15/21	8,000	8,861
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	260,000	332,100
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	1,350,000	1,820,471
21st Century Fox America Inc., Senior Notes	6.750%	1/9/38	200,000	268,241
21st Century Fox America Inc., Senior Notes	6.900%	8/15/39	120,000	164,146
CBS Corp., Senior Notes	7.625%	1/15/16	5,500,000	5,791,588
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	1/15/19	16,930,000	17,607,200
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	4,583,001
Comcast Cable Communications LLC, Notes	8.875%	5/1/17	109,000	126,220
Comcast Corp., Notes	5.875%	2/15/18	65,000	73,231
Comcast Corp., Notes	6.450%	3/15/37	2,340,000	3,168,629
Comcast Corp., Senior Notes	6.300%	11/15/17	1,210,000	1,366,342
Comcast Corp., Senior Notes	3.375%	2/15/25	900,000	941,189
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,843,784
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	264,333
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	74,496
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,058,238
Comcast Corp., Senior Notes	6.950%	8/15/37	2,520,000	3,579,421
Comcast Corp., Senior Notes	6.550%	7/1/39	3,690,000	5,043,234
Comcast Corp., Senior Notes	6.400%	3/1/40	7,240,000	9,867,092
COX Communications Inc., Senior Notes	6.950%	6/1/38	185,000	236,441	(a)
COX Communications Inc., Senior Notes	4.700%	12/15/42	120,000	122,271	(a)
CSC Holdings LLC, Senior Notes	6.750%	11/15/21	2,235,000	2,480,850

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.125%	5/1/20	1,240,000	$1,249,300
DISH DBS Corp., Senior Notes	6.750%	6/1/21	3,040,000	3,237,600
DISH DBS Corp., Senior Notes	5.875%	7/15/22	3,335,000	3,389,194
DISH DBS Corp., Senior Notes	5.875%	11/15/24	15,079,000	15,097,849
Lynx I Corp., Senior Secured Notes	5.375%	4/15/21	3,395,000	3,560,506	(a)
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	22,040,000	22,178,169	(a)
NBCUniversal Media LLC, Senior Notes	4.375%	4/1/21	11,230,000	12,511,691
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	5,970,000	6,044,625	(a)
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	1,499,000	1,882,515
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	18,120,000	22,163,297
Time Warner Cable Inc., Senior Notes	4.125%	2/15/21	8,351,000	8,981,392
Time Warner Cable Inc., Senior Notes	6.750%	6/15/39	3,295,000	4,223,300
Time Warner Cable Inc., Senior Notes	5.875%	11/15/40	3,400,000	4,066,434
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	4,660,000	5,353,138
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	2,060,000	3,021,105
Time Warner Inc., Senior Debentures	7.700%	5/1/32	24,871,000	35,368,974
Time Warner Inc., Senior Notes	4.700%	1/15/21	20,000	22,266
Time Warner Inc., Senior Notes	4.750%	3/29/21	9,220,000	10,294,176
Time Warner Inc., Senior Notes	6.250%	3/29/41	970,000	1,251,855
UBM PLC, Notes	5.750%	11/3/20	6,060,000	6,694,876	(a)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	11,788,000	12,642,630	(a)
UPCB Finance III Ltd., Senior Secured Notes	6.625%	7/1/20	90,000	93,937	(a)
Viacom Inc., Senior Notes	4.250%	9/1/23	4,202,000	4,439,392

Total Media				250,589,600

Specialty Retail - 0.1%
Autozone Inc., Senior Notes	6.950%	6/15/16	10,890,000	11,627,231

TOTAL CONSUMER DISCRETIONARY				411,476,127

CONSUMER STAPLES - 2.6%
Beverages - 0.9%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	12,580,000	14,490,499
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	4,730,000	5,395,544
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	26,650,000	26,292,197
Constellation Brands Inc., Senior Notes	6.000%	5/1/22	2,800,000	3,192,000
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,935,000	1,990,631
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	620,000	704,293
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	15,866,718
Heineken NV, Senior Notes	1.400%	10/1/17	11,050,000	11,104,443	(a)
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	1,370,000	1,412,510
PepsiCo Inc., Senior Notes	0.700%	8/13/15	15,230,000	15,256,942
PepsiCo Inc., Senior Notes	7.900%	11/1/18	109,000	132,122
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,114,226
Pernod-Ricard SA, Senior Notes	2.950%	1/15/17	2,360,000	2,427,406	(a)
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	24,905,000	26,993,110	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	4,170,000	5,045,183	(a)

Total Beverages				135,417,824

Food & Staples Retailing - 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,517,663
CVS Pass-Through Trust, Secured Notes	5.298%	1/11/27	389,686	429,169	(a)
CVS Pass-Through Trust, Secured Notes	5.880%	1/10/28	4,454,636	5,139,006
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	11,651,045	13,772,678
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	2,651,940	3,297,075
Family Tree Escrow LLC, Senior Notes	5.250%	3/1/20	5,960,000	6,243,100	(a)
Family Tree Escrow LLC, Senior Notes	5.750%	3/1/23	1,000,000	1,052,500	(a)
Kroger Co., Senior Notes	6.400%	8/15/17	1,270,000	1,416,049
Kroger Co., Senior Notes	6.900%	4/15/38	2,900,000	3,959,239
Kroger Co., Senior Notes	5.150%	8/1/43	920,000	1,086,488
Wal-Mart Stores Inc., Notes	5.800%	2/15/18	180,000	203,663
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,260,000	3,077,446
Wal-Mart Stores Inc., Senior Notes	4.250%	4/15/21	360,000	404,127

Total Food & Staples Retailing				56,598,203

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.5%
Ahold Lease USA Inc., Pass-Through Certificates	8.620%	1/2/25	7,311,470	$9,213,481
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	12,020,000	13,026,675	(a)
Kraft Foods Group Inc., Senior Notes	5.375%	2/10/20	9,526,000	10,831,100
Kraft Foods Group Inc., Senior Notes	3.500%	6/6/22	9,430,000	9,756,881
Mondelez International Inc., Senior Notes	4.000%	2/1/24	15,275,000	16,542,703
Tyson Foods Inc., Senior Bonds	5.150%	8/15/44	2,250,000	2,618,651
WM Wrigley Jr. Co., Senior Notes	4.650%	7/15/15	3,387,000	3,425,050
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	2,090,000	2,127,453	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	7,490,000	7,722,609	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	3,010,000	3,154,143	(a)

Total Food Products				78,418,746

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	11,710,000	15,024,879
Altria Group Inc., Senior Notes	4.750%	5/5/21	13,410,000	14,968,282
Altria Group Inc., Senior Notes	2.850%	8/9/22	11,920,000	11,849,958
Altria Group Inc., Senior Notes	4.000%	1/31/24	3,700,000	3,970,048
Altria Group Inc., Senior Notes	9.950%	11/10/38	490,000	850,389
Altria Group Inc., Senior Notes	10.200%	2/6/39	1,230,000	2,175,213
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,890,000	12,736,029
Imperial Tobacco Finance PLC, Senior Notes	2.050%	2/11/18	4,660,000	4,686,595	(a)
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	2,160,000	2,641,702
Lorillard Tobacco Co., Senior Notes	3.750%	5/20/23	11,350,000	11,556,150
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,817,265
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,169,332
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	6,565,000	7,116,624
Reynolds American Inc., Senior Notes	6.750%	6/15/17	8,430,000	9,354,796
Reynolds American Inc., Senior Notes	3.250%	11/1/22	4,870,000	4,845,908

Total Tobacco				118,763,170

TOTAL CONSUMER STAPLES				389,197,943

ENERGY - 3.6%
Energy Equipment & Services - 0.2%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	3,790,000	3,638,400
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	550,000	655,340
Baker Hughes Inc., Senior Notes	3.200%	8/15/21	8,710,000	8,985,628
CGG, Senior Notes	6.500%	6/1/21	1,420,000	1,132,450
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	11,570,000	7,462,650
Schlumberger Norge AS, Senior Notes	4.200%	1/15/21	900,000	989,644	(a)
SESI LLC, Senior Notes	7.125%	12/15/21	2,450,000	2,474,500
Transocean Inc., Senior Notes	5.050%	12/15/16	320,000	323,200
Transocean Ltd., Senior Notes	6.000%	3/15/18	5,485,000	5,169,612

Total Energy Equipment & Services				30,831,424

Oil, Gas & Consumable Fuels - 3.4%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	5.875%	4/15/21	7,130,000	7,444,148
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	3,000,000	3,178,500
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	5/15/23	1,060,000	1,067,950
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	4.875%	3/15/24	2,850,000	2,864,250
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	6,470,000	8,581,594
Anadarko Petroleum Corp., Senior Notes	6.375%	9/15/17	8,334,000	9,272,667
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	30,000	36,674
Apache Corp., Senior Notes	3.250%	4/15/22	3,214,000	3,266,109
Apache Corp., Senior Notes	6.000%	1/15/37	1,810,000	2,160,747

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	5.100%	9/1/40	13,496,000	$14,451,098
Arch Coal Inc., Senior Notes	7.000%	6/15/19	9,600,000	2,256,000
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	15,820,000	16,135,704
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	536,558
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,699,081
California Resources Corp., Senior Notes	6.000%	11/15/24	7,320,000	6,423,300	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	1,575,000	1,645,875
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	5,190,000	5,254,875
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	850,000	824,500
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	2,790,000	2,615,625
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	3,450,000	3,363,750
Concho Resources Inc., Senior Notes	6.500%	1/15/22	4,737,000	4,962,007
Concho Resources Inc., Senior Notes	5.500%	10/1/22	2,040,000	2,055,300
Concho Resources Inc., Senior Notes	5.500%	4/1/23	9,670,000	9,741,558
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	810,000	1,133,561
ConocoPhillips, Notes	6.500%	2/1/39	110,000	148,389
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	12,576
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	693,000	946,961
Continental Resources Inc., Senior Notes	7.125%	4/1/21	200,000	209,250
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,220,000	1,203,225
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,785,000	1,732,398
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	5,800,000	5,843,500
Devon Energy Corp., Senior Notes	6.300%	1/15/19	14,500,000	16,617,087
Devon Energy Corp., Senior Notes	3.250%	5/15/22	950,000	959,673
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	60,000	81,783
Ecopetrol SA, Senior Notes	5.875%	5/28/45	11,620,000	10,811,829
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	3,276,000	4,012,749
El Paso Corp., Senior Subordinated Notes	7.000%	6/15/17	11,034,000	12,170,932
El Paso LLC, Senior Notes	7.250%	6/1/18	5,740,000	6,512,105
Enterprise Products Operating LLC, Senior Bonds	6.300%	9/15/17	10,160,000	11,342,116
Hess Corp., Notes	8.125%	2/15/19	8,620,000	10,349,569
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,821,000	2,278,812
Kerr-McGee Corp., Notes	7.875%	9/15/31	2,087,000	2,843,325
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.500%	8/15/21	1,768,000	1,851,980
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	6.250%	6/15/22	1,742,000	1,820,390
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	5.500%	2/15/23	2,847,000	2,925,293
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	12/1/24	13,540,000	13,843,296
MEG Energy Corp., Senior Notes	6.375%	1/30/23	350,000	322,000	(a)
Noble Energy Inc., Senior Notes	8.250%	3/1/19	14,890,000	17,813,309
Noble Energy Inc., Senior Notes	4.150%	12/15/21	10,000	10,591
Noble Energy Inc., Senior Notes	5.250%	11/15/43	2,735,000	2,858,253
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,170,000	5,324,562
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	27,382,000	31,352,390
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Senior Notes	8.375%	6/1/20	6,812,000	7,425,080
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	15,500,000	14,613,400
Petrobras International Finance Co., Senior Notes	3.875%	1/27/16	540,000	529,675
Petrobras International Finance Co., Senior Notes	6.125%	10/6/16	6,387,000	6,369,372
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	5,579,000	5,174,969
Petrobras International Finance Co., Senior Notes	5.375%	1/27/21	54,170,000	49,140,315
Petroleos Mexicanos, Senior Bonds	5.500%	6/27/44	3,860,000	3,893,775	(a)
Petroleos Mexicanos, Senior Notes	3.500%	1/30/23	2,227,000	2,174,666
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	16,860,000	18,849,480
Plains Exploration & Production Co., Senior Notes	6.500%	11/15/20	2,002,000	2,124,623
Plains Exploration & Production Co., Senior Notes	6.750%	2/1/22	3,250,000	3,445,000
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	3,118,000	3,308,977
QEP Resources Inc., Senior Notes	6.875%	3/1/21	8,110,000	8,616,875
QEP Resources Inc., Senior Notes	5.250%	5/1/23	4,580,000	4,488,400
Range Resources Corp., Senior Notes	5.000%	8/15/22	1,020,000	1,014,900

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Subordinated Notes	5.750%	6/1/21	1,630,000	$1,702,845
Range Resources Corp., Senior Subordinated Notes	5.000%	3/15/23	6,740,000	6,706,300
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	6.500%	7/15/21	3,240,000	3,393,900
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,272,385
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	512,550
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.625%	2/1/21	3,190,000	3,210,926
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	2,884,350
Samson Investment Co., Senior Notes	9.750%	2/15/20	10,650,000	2,875,500
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	2,310,000	1,888,425	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	1,980,000	2,215,141
Shell International Finance BV, Senior Notes	6.375%	12/15/38	5,885,000	8,148,153
Sinopec Group Overseas Development Ltd., Senior Notes	2.750%	5/17/17	6,800,000	6,926,358	(a)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	18,910,000	20,515,270	(a)
Statoil ASA, Senior Notes	3.125%	8/17/17	4,000,000	4,188,548
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	2,500,000	2,618,750
Williams Cos. Inc., Debentures	7.500%	1/15/31	499,000	556,208
Williams Cos. Inc., Notes	7.875%	9/1/21	10,339,000	12,002,038
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	287,000	329,190
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,632,218

Total Oil, Gas & Consumable Fuels				498,918,336

TOTAL ENERGY				529,749,760

FINANCIALS - 10.0%
Banks - 6.4%
ANZ National International Ltd., Senior Notes	1.850%	10/15/15	7,100,000	7,152,916	(a)
BAC Capital Trust XIV, Junior Subordinated Notes	4.000%	5/7/15	12,050,000	9,570,713	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	16,950,000	17,267,812	(b)(c)
Bank of America Corp., Senior Notes	4.500%	4/1/15	13,380,000	13,380,000
Bank of America Corp., Senior Notes	3.875%	3/22/17	3,610,000	3,777,991
Bank of America Corp., Senior Notes	5.750%	12/1/17	1,800,000	1,980,630
Bank of America Corp., Senior Notes	5.650%	5/1/18	160,000	177,483
Bank of America Corp., Senior Notes	2.600%	1/15/19	8,150,000	8,295,005
Bank of America Corp., Senior Notes	5.625%	7/1/20	14,140,000	16,301,652
Bank of America Corp., Senior Notes	5.000%	5/13/21	11,720,000	13,229,302
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	29,337,609
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	246,292
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	14,775,015
Bank of America Corp., Senior Notes	5.000%	1/21/44	42,260,000	48,506,958
Bank of America Corp., Senior Notes	4.875%	4/1/44	23,630,000	26,596,250
Bank of America Corp., Subordinated Notes	5.420%	3/15/17	3,000,000	3,204,273
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	14,566,689
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,334,800
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	12,000,000	12,388,104
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	4,555,000	5,013,816	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	7,270,000	7,410,500
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,526,027	(a)
CIT Group Inc., Senior Notes	4.250%	8/15/17	690,000	698,625
CIT Group Inc., Senior Notes	5.375%	5/15/20	1,270,000	1,336,675
CIT Group Inc., Senior Notes	5.000%	8/1/23	10,380,000	10,639,500
Citigroup Inc., Junior Subordinated Bonds	5.350%	5/15/23	6,200,000	5,998,500	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	8,170,000	8,343,613	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	6,050,000	6,125,625	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.900%	2/15/23	3,420,000	3,445,650	(b)(c)
Citigroup Inc., Senior Notes	6.000%	8/15/17	7,720,000	8,491,730

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes	3.875%	10/25/23	330,000	$348,338
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	738,551
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	28,629,457
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	11,894,346
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,070,236
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	180,000	217,980
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	5,404,000	7,205,996
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,130,000	1,270,156
Commonwealth Bank of Australia, Senior Notes	1.250%	9/18/15	15,410,000	15,464,860
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	4,160,000	4,682,600	(a)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	11,522,000	14,834,575	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	4.625%	12/1/23	24,060,000	26,010,135
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	10,600,000	13,174,348
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	16,980,000	20,072,058	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	10,440,000	10,661,850	(b)(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,678,100
ING Bank NV, Subordinated Notes	5.800%	9/25/23	13,820,000	15,645,885	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	7,242,000	7,310,075	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	1/15/16	3,880,000	3,932,846
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	29,410,000	30,100,841	(a)
JPMorgan Chase & Co., Senior Notes	6.300%	4/23/19	9,630,000	11,186,555
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	11,828,012
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,957,943
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,478,623
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	15,780,000	16,407,886
JPMorgan Chase & Co., Subordinated Notes	5.150%	10/1/15	250,000	255,180
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	309,000	338,585
JPMorgan Chase & Co., Subordinated Notes	3.375%	5/1/23	8,928,000	8,988,050
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	8,835,000	9,063,738
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	20,000,000	20,733,960
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	117,487	(a)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,943,845
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	25,360,000	26,120,800	(b)
National Australia Bank of New York, Senior Notes	1.600%	8/7/15	6,000,000	6,025,158
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	14,640,000	16,052,775	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,885,000	2,375,100	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium-Term Notes	7.640%	9/30/17	500,000	547,500	(b)(c)
Royal Bank of Scotland Group PLC, Senior Notes	2.550%	9/18/15	2,150,000	2,165,684
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	5,810,000	6,725,180
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	7,014,452
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,367,776
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,768,556
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	25,367,504
Royal Bank of Scotland NV, Subordinated Notes	4.650%	6/4/18	4,009,000	4,222,567
Santander US Debt SA Unipersonal, Senior Notes	3.781%	10/7/15	2,300,000	2,337,380	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	36,490,000	40,714,885	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	4,640,000	4,675,728	(a)
Sumitomo Mitsui Banking Corp., Senior Notes	3.100%	1/14/16	4,290,000	4,366,534	(a)
Wachovia Bank N.A., Subordinated Notes	6.000%	11/15/17	3,920,000	4,379,773
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/22/15	33,391,000	32,970,273	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	13,275,000	14,844,583
Wells Fargo & Co., Senior Notes	3.676%	6/15/16	8,110,000	8,397,524
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	5,740,000	5,767,466
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	15,658,568

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	$7,019,186
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,955,781
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	9,588,733
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,228,056
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	18,460,000	19,798,885
Wells Fargo Capital X, Capital Securities	5.950%	12/15/36	5,612,000	5,815,435

Total Banks				944,634,694

Capital Markets - 1.5%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	925,000	1,031,970
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	5/22/15	9,200,000	7,130,000	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.375%	1/22/18	13,300,000	13,571,732
Goldman Sachs Group Inc., Senior Notes	6.150%	4/1/18	583,000	655,432
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	210,000	217,038
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	25,760,000	29,231,315
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	3,946,000	4,605,621
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	6,049,984
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,389,945
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,661,955
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,175,540
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	38,556,820
Goldman Sachs Group Inc., Subordinated Notes	5.625%	1/15/17	1,420,000	1,522,640
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	11,840,000	15,546,547
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/22/15	5,550,000	0	(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.000%	8/19/65	190,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	5,280,000	0	(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	(d)(e)(f)(g)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	90,000	99,749
Merrill Lynch & Co. Inc., Subordinated Notes	6.050%	5/16/16	390,000	409,394
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	5,920,000	6,378,196
Morgan Stanley, Medium-Term Notes	0.707%	10/18/16	7,802,000	7,792,513	(c)
Morgan Stanley, Medium-Term Notes	5.550%	4/27/17	7,435,000	8,043,941
Morgan Stanley, Senior Notes	5.450%	1/9/17	3,990,000	4,268,231
Morgan Stanley, Senior Notes	4.750%	3/22/17	2,010,000	2,139,832
Morgan Stanley, Senior Notes	5.950%	12/28/17	4,700,000	5,210,852
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	28,931,000	31,304,673
Temasek Financial I Ltd., Senior Notes	2.375%	1/23/23	11,604,000	11,526,683	(a)

Total Capital Markets				216,520,603

Consumer Finance - 0.4%
Ally Financial Inc., Senior Notes	7.500%	9/15/20	2,699,000	3,161,204
American Express Co., Subordinated Debentures	6.800%	9/1/66	8,556,000	8,985,511	(c)
American Honda Finance Corp., Notes	1.000%	8/11/15	14,310,000	14,342,713	(a)
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	18,610,000	22,098,072
SLM Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	1,500,000	1,665,000
SLM Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	60,000	66,606
SLM Corp., Medium-Term Notes, Senior Notes	5.625%	8/1/33	56,000	45,850
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	16,560,000	16,609,167

Total Consumer Finance				66,974,123

Diversified Financial Services - 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	3.750%	5/15/19	8,550,000	8,590,099	(a)
Bank of America Corp., Senior Notes	5.875%	1/5/21	15,920,000	18,607,535
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	5,890,000	6,630,255
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	5,567,742
General Electric Capital Corp., Senior Notes	1.625%	7/2/15	8,200,000	8,224,879
General Electric Capital Corp., Senior Notes	4.375%	9/16/20	4,135,000	4,590,288
General Electric Capital Corp., Senior Notes	4.650%	10/17/21	1,430,000	1,618,443

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	45,970,000	$66,129,132
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	34,295,000	37,210,075	(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	2,870,000	2,697,800	(a)(c)
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	26,120,000	27,752,500	(a)
Voya Financial Inc., Senior Notes	2.900%	2/15/18	2,450,000	2,527,927

Total Diversified Financial Services				190,146,675

Insurance - 0.2%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	610,000	695,191
American International Group Inc., Medium-Term Notes, Senior Notes	5.850%	1/16/18	60,000	67,028
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,792,500	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	5,783,000	6,852,855
MetLife Inc., Senior Notes	4.750%	2/8/21	6,300,000	7,122,112
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	333,479
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	8,754,775	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	280,000	390,187	(a)

Total Insurance				36,008,127

Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,802,970	(a)

Thrifts & Mortgage Finance - 0.0%
Countrywide Financial Corp., Subordinated Notes	6.250%	5/15/16	6,591,000	6,933,785

TOTAL FINANCIALS				1,486,020,977

HEALTH CARE - 2.1%
Biotechnology - 0.2%
Amgen Inc., Senior Notes	3.625%	5/22/24	5,000,000	5,258,235
Celgene Corp., Senior Notes	3.625%	5/15/24	2,200,000	2,286,416
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	12,169,000	12,994,107
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,272,665

Total Biotechnology				25,811,423

Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	4.450%	3/15/20	6,960,000	7,744,002
Medtronic Inc., Senior Notes	3.125%	3/15/22	1,010,000	1,047,243
Medtronic Inc., Senior Notes	3.500%	3/15/25	30,060,000	31,424,453	(a)

Total Health Care Equipment & Supplies				40,215,698

Health Care Providers & Services - 0.6%
Anthem Inc., Notes	5.875%	6/15/17	3,052,000	3,338,516
Anthem Inc., Notes	7.000%	2/15/19	1,895,000	2,234,506
Anthem Inc., Senior Notes	1.250%	9/10/15	3,210,000	3,217,665
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,252,217
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,352,584
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	1,410,000	1,412,539
DaVita HealthCare Partners Inc., Senior Notes	5.125%	7/15/24	11,390,000	11,617,800
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.625%	7/31/19	2,370,000	2,572,635	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.125%	10/15/20	780,000	793,163	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	6,730,000	7,403,000	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	6.875%	7/15/17	220,000	241,450
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	4,200,000	4,599,000	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
HCA Inc., Debentures	7.500%	11/15/95	15,410,000	$15,178,850
HCA Inc., Notes	7.690%	6/15/25	723,000	816,990
HCA Inc., Senior Bonds	5.375%	2/1/25	1,460,000	1,531,175
HCA Inc., Senior Notes	7.500%	2/15/22	3,418,000	3,986,242
HCA Inc., Senior Secured Notes	4.250%	10/15/19	4,150,000	4,264,125
HCA Inc., Senior Secured Notes	6.500%	2/15/20	1,400,000	1,576,400
Humana Inc., Senior Notes	7.200%	6/15/18	240,000	278,685
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,485,566
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	3,603,040
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	310,000	350,804
UnitedHealth Group Inc., Senior Notes	1.625%	3/15/19	1,540,000	1,542,871
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,282,672
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	12,896,850

Total Health Care Providers & Services				96,829,345

Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc., Senior Notes	3.600%	8/15/21	4,520,000	4,717,989
Thermo Fisher Scientific Inc., Senior Notes	5.300%	2/1/44	1,350,000	1,612,482

Total Life Sciences Tools & Services				6,330,471

Pharmaceuticals - 1.0%
AbbVie Inc., Senior Notes	1.750%	11/6/17	11,580,000	11,621,074
AbbVie Inc., Senior Notes	2.900%	11/6/22	4,060,000	4,027,349
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	8,600,000	8,808,782
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	11,450,000	11,816,744
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	4,540,000	4,732,124
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	5,940,000	6,313,365
GlaxoSmithKline Capital Inc., Senior Bonds	6.375%	5/15/38	7,000,000	9,506,707
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	10,240,000	10,398,495
Merck & Co., Inc., Senior Notes	2.750%	2/10/25	8,560,000	8,553,066
Perrigo Co. PLC, Senior Notes	4.000%	11/15/23	4,150,000	4,336,248
Pfizer Inc., Senior Notes	6.200%	3/15/19	4,675,000	5,469,474
Pfizer Inc., Senior Notes	7.200%	3/15/39	7,000,000	10,291,750
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	4,045,000	4,683,544	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	298,000	313,853
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	25,730,000	25,955,137	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	10,800,000	11,178,000	(a)
Wyeth, Notes	5.950%	4/1/37	6,358,000	8,139,874
Zoetis Inc., Senior Notes	3.250%	2/1/23	2,340,000	2,332,049

Total Pharmaceuticals				148,477,635

TOTAL HEALTH CARE				317,664,572

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Boeing Co., Senior Notes	6.000%	3/15/19	8,370,000	9,775,909
Boeing Co., Senior Notes	4.875%	2/15/20	3,180,000	3,654,962
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,767,610

Total Aerospace & Defense				18,198,481

Airlines - 0.3%
Air 2 US, Notes	8.027%	10/1/19	3,679,486	3,937,050	(a)
Delta Air Lines Inc., Pass-Through Certificates	6.821%	8/10/22	10,926,721	12,825,785
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	5,496,715	6,101,354
Southwest Airlines Co., Notes	5.125%	3/1/17	5,320,000	5,688,309
United Airlines Inc., Pass-Through Certificates	6.900%	1/2/18	20,187	21,081
United Airlines Inc., Pass-Through Certificates	6.703%	6/15/21	178,344	190,828
United Airlines Inc., Pass-Through Certificates	5.983%	4/19/22	9,667,743	10,888,296
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	1,301,165	1,444,293

Total Airlines				41,096,996

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
Building Materials Corp. of America, Senior Notes	6.750%	5/1/21	105,000	$111,563	(a)
Masco Corp., Senior Notes	6.125%	10/3/16	8,270,000	8,812,512

Total Building Products				8,924,075

Commercial Services & Supplies - 0.2%
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	7.750%	4/15/20	2,000,000	2,120,000	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	7,130,000	7,058,700	(a)
United Rentals North America Inc., Senior Notes	7.375%	5/15/20	2,330,000	2,517,856
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,649,544
Waste Management Inc., Senior Notes	3.500%	5/15/24	5,040,000	5,247,043
Waste Management Inc., Senior Notes	7.375%	5/15/29	1,280,000	1,823,291
West Corp., Senior Notes	5.375%	7/15/22	9,790,000	9,569,725	(a)

Total Commercial Services & Supplies				30,986,159

Electrical Equipment - 0.2%
ABB Finance U.S.A. Inc., Senior Notes	4.375%	5/8/42	1,373,000	1,541,190
Eaton Corp., Senior Notes	1.500%	11/2/17	3,900,000	3,914,820
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	25,247,456
Eaton Corp., Senior Notes	4.150%	11/2/42	6,590,000	6,789,420

Total Electrical Equipment				37,492,886

Industrial Conglomerates - 0.1%
General Electric Co., Senior Notes	0.850%	10/9/15	6,700,000	6,721,105
General Electric Co., Senior Notes	4.500%	3/11/44	8,660,000	9,720,910
United Technologies Corp., Senior Notes	4.500%	6/1/42	7,330,000	8,129,989

Total Industrial Conglomerates				24,572,004

Machinery - 0.1%
John Deere Capital Corp., Notes	2.250%	4/17/19	5,268,000	5,379,228
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	2,490,000	2,468,275

Total Machinery				7,847,503

Road & Rail - 0.1%
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	7,450,000	7,505,875	(a)

TOTAL INDUSTRIALS				176,623,979

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.0%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	1,360,000	1,521,601

Software - 0.2%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	8,410,000	8,956,650	(a)
Oracle Corp., Senior Notes	1.200%	10/15/17	15,770,000	15,821,284

Total Software				24,777,934

TOTAL INFORMATION TECHNOLOGY				26,299,535

MATERIALS - 2.0%
Chemicals - 0.2%
Eagle Spinco Inc., Senior Subordinated Notes	4.625%	2/15/21	11,645,000	11,513,994
Ecolab Inc., Senior Notes	4.350%	12/8/21	2,650,000	2,920,061
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	5,730,000	5,242,950
LyondellBasell Industries NV, Senior Notes	5.000%	4/15/19	2,690,000	2,966,438
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,774,298
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,170,883
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	330,000	371,419

Total Chemicals				28,960,043

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.271%	12/15/19	10,560,000	$10,296,000	(a)(c)
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	6.875%	2/15/21	5,165,000	5,436,162
Rock-Tenn Co., Senior Notes	3.500%	3/1/20	2,855,000	2,963,764
Rock-Tenn Co., Senior Notes	4.000%	3/1/23	2,250,000	2,368,337

Total Containers & Packaging				21,064,263

Metals & Mining - 1.6%
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	7,305,000	8,527,441
Barrick Gold Corp., Senior Notes	3.850%	4/1/22	4,330,000	4,234,112
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	11,290,000	11,137,709
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	8,269,000	8,491,982
BHP Billiton Finance USA Ltd., Senior Notes	6.500%	4/1/19	20,420,000	24,041,181
BHP Billiton Finance USA Ltd., Senior Notes	3.250%	11/21/21	3,080,000	3,217,162
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	8,737,899
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.000%	4/1/17	180,000	177,300	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	8.250%	11/1/19	4,130,000	3,551,800	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	2,230,000	1,647,412	(a)
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	8,790,000	8,564,624
Glencore Funding LLC, Senior Notes	2.500%	1/15/19	5,000,000	5,002,415	(a)
Rio Tinto Finance USA Ltd., Notes	6.500%	7/15/18	2,453,000	2,818,087
Rio Tinto Finance USA Ltd., Senior Notes	1.875%	11/2/15	1,480,000	1,485,492
Rio Tinto Finance USA Ltd., Senior Notes	2.500%	5/20/16	5,460,000	5,562,905
Rio Tinto Finance USA Ltd., Senior Notes	3.500%	11/2/20	11,170,000	11,779,212
Rio Tinto Finance USA Ltd., Senior Notes	4.125%	5/20/21	3,340,000	3,597,955
Rio Tinto Finance USA Ltd., Senior Notes	3.750%	9/20/21	4,990,000	5,263,078
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	6,450,000	6,966,000	(a)(h)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	26,640,000	24,283,692
Steel Dynamics Inc., Senior Notes	6.375%	8/15/22	7,433,000	7,934,727
Vale Overseas Ltd., Notes	6.875%	11/21/36	16,044,000	15,517,757
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	40,397,000	38,832,424
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	3,000,000	3,192,690	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.050%	10/23/15	13,920,000	13,978,464	(a)
Xstrata Finance Canada Ltd., Senior Notes	2.700%	10/25/17	11,790,000	11,962,547	(a)

Total Metals & Mining				240,506,067

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	7,330,000	7,708,903
Celulosa Arauco y Constitucion SA, Senior Notes	4.500%	8/1/24	1,250,000	1,276,625

Total Paper & Forest Products				8,985,528

TOTAL MATERIALS				299,515,901

TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.0%
AT&T Inc., Global Notes	5.500%	2/1/18	2,136,000	2,351,401
AT&T Inc., Senior Notes	4.450%	5/15/21	1,460,000	1,599,357
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,524,602
AT&T Inc., Senior Notes	3.900%	3/11/24	7,580,000	7,932,622
AT&T Inc., Senior Notes	5.550%	8/15/41	6,390,000	7,186,430
AT&T Inc., Senior Notes	4.350%	6/15/45	10,893,000	10,418,926
British Telecommunications PLC, Bonds	9.625%	12/15/30	5,310,000	8,757,629
CenturyLink Inc., Senior Notes	5.800%	3/15/22	6,051,000	6,300,604
CenturyLink Inc., Senior Notes	5.625%	4/1/25	1,280,000	1,284,800	(a)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
CenturyTel Inc., Senior Notes	6.000%	4/1/17	8,270,000	$8,807,550
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	10,121,000	10,592,426
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	5,777,000	5,452,044
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	3,000,000	3,086,250
Qwest Corp., Debentures	6.875%	9/15/33	5,600,000	5,619,785
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	570,000	656,213
Telefonica Emisiones SAU, Senior Notes	6.421%	6/20/16	610,000	648,150
Telefonica Emisiones SAU, Senior Notes	6.221%	7/3/17	560,000	618,323
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	1,465,000	1,694,359
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	4,485,000	5,062,390
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	7,755,000	8,278,462	(a)
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	2,100,000	2,318,973
Verizon Communications Inc., Senior Notes	3.450%	3/15/21	7,844,000	8,203,616
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	1,560,000	1,512,144
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	44,255,000	50,737,649
Verizon Communications Inc., Senior Notes	4.150%	3/15/24	4,740,000	5,091,798
Verizon Communications Inc., Senior Notes	6.400%	9/15/33	14,466,000	18,055,593
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	82,264,000	107,120,808

Total Diversified Telecommunication Services				291,912,904

Wireless Telecommunication Services - 0.5%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	16,700,000	17,201,000	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	6,430,000	7,102,578
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	8,180,000	9,269,740
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	80,000	92,809
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	1,320,000	1,211,100
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	4,231,000	4,368,507
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	13,050,000	14,974,875	(a)
Sprint Corp., Senior Notes	7.875%	9/15/23	2,870,000	2,927,400
Sprint Corp., Senior Notes	7.625%	2/15/25	19,055,000	18,959,725
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	990,000	1,037,025

Total Wireless Telecommunication Services				77,144,759

TOTAL TELECOMMUNICATION SERVICES				369,057,663

UTILITIES - 1.2%
Electric Utilities - 1.0%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	160,000	208,563
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	8,525,000	11,541,077
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,782,562
Duke Energy Progress Inc., Secured Bonds	2.800%	5/15/22	400,000	408,310
Exelon Corp., Bonds	5.625%	6/15/35	426,000	508,820
FirstEnergy Corp., Notes	7.375%	11/15/31	51,356,000	65,218,268
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	4,290,000	4,393,350
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	19,363,950
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	10,950,000	14,305,868
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	2,980,000	3,638,908
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	10,590,000	13,446,716
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,732,418
Progress Energy Inc., Senior Notes	6.000%	12/1/39	7,000,000	9,283,330

Total Electric Utilities				151,832,140

Gas Utilities - 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	50,000	53,754	(a)
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	9,413,000	11,708,078

Total Gas Utilities				11,761,832

Independent Power and Renewable Electricity Producers - 0.0%
AES Corp., Senior Notes	8.000%	6/1/20	2,079,000	2,375,257
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,334,000	1,474,337	(a)
Calpine Corp., Senior Secured Notes	5.875%	1/15/24	780,000	842,790	(a)

Total Independent Power and Renewable Electricity Producers				4,692,384

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multi-Utilities - 0.1%
Dominion Resources Inc., Senior Notes	7.000%	6/15/38	3,600,000	$4,881,794

TOTAL UTILITIES				173,168,150

TOTAL CORPORATE BONDS & NOTES (Cost - $3,955,931,857)				4,178,774,607

ASSET-BACKED SECURITIES - 3.5%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	3,402,434	3,633,514	(a)
AASET, 2014-1 B	7.375%	12/15/29	16,641,026	16,682,628	(c)
Access Group Inc., 2005-B B2	0.756%	7/25/35	1,903,675	1,708,084	(c)
ACE Securities Corp., 2006-GP1 A	0.434%	2/25/31	47,634	46,067	(c)
AFC Home Equity Loan Trust, 2002-2 2A	0.874%	6/25/30	206,890	170,963	(c)
Airspeed Ltd., 2007-1A G1W	0.445%	4/15/24	18,822,972	15,811,296	(a)(c)
Ameriquest Mortgage Securities Inc., 2003-1 M1	1.521%	2/25/33	900,422	850,974	(c)
Applebee’s/IHOP Funding LLC, 2014-1 A2	4.277%	9/5/44	12,728,000	13,174,065	(a)
Argent Securities Inc., 2005-W5 A2D	0.494%	1/25/36	16,228,664	12,527,473	(c)
Avis Budget Rental Car Funding AESOP LLC, 2013-1A A	1.920%	9/20/19	5,700,000	5,699,401	(a)
Avis Budget Rental Car Funding AESOP LLC, 2013-2A A	2.970%	2/20/20	2,870,000	2,964,297	(a)
Avis Budget Rental Car Funding AESOP LLC, 2014-1A A	2.460%	7/20/20	12,260,000	12,411,080	(a)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	0.744%	9/25/34	47,985	47,130	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-CL1 A1	0.630%	9/25/34	3,332,384	3,072,857	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.451%	2/25/36	205,885	205,243	(c)
Brazos Student Loan Finance Corp., 2009-1 AS	2.756%	12/27/39	7,100,000	7,839,337	(c)
CDC Mortgage Capital Trust, 2002-HE1 A	0.794%	1/25/33	205,039	187,766	(c)
CDC Mortgage Capital Trust, 2004-HE3 M1	1.086%	11/25/34	157,731	151,535	(c)
Contimortgage Home Equity Trust, 1997-4 B1F	7.330%	10/15/28	318,685	323,272
Countrywide Asset-Backed Certificates, 2002-BC1	0.834%	4/25/32	83,456	54,978	(c)
Countrywide Asset-Backed Certificates, 2003-1	0.854%	6/25/33	118,515	99,822	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	0.794%	9/25/33	470,971	447,937	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	0.514%	12/25/36	125,423	85,154	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A	0.315%	7/15/36	128,325	108,650	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	1,113,607	972,640	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A	0.315%	1/15/37	13,010,341	11,797,270	(c)
Countrywide Home Equity Loan Trust, 2007-B A	0.325%	2/15/37	11,715,940	10,564,028	(c)
EMC Mortgage Loan Trust, 2002-B A1	1.474%	2/25/41	188,200	182,554	(a)(c)
Fairbanks Capital Mortgage Loan Trust, 1999-1 A	1.374%	5/25/28	220,491	207,293	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN	0.414%	10/25/34	16,211,838	14,970,384	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.384%	11/25/36	106,277	92,340	(c)
Green Tree Financial Corp., 1993-2	8.000%	7/15/18	21,608	21,685
Green Tree Financial Corp., 1996-5 B1	8.100%	7/15/26	184,789	4,517	(c)
Green Tree Home Improvement Loan Trust, 1996-A	7.400%	2/15/26	24,262	24,154
Greenpoint Manufactured Housing, 1999-2 A2	2.902%	3/18/29	6,025,000	5,247,923	(c)
Greenpoint Manufactured Housing, 1999-3 2A2	3.500%	6/19/29	2,575,000	2,240,250	(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.674%	2/20/30	2,425,000	2,109,750	(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.672%	2/20/32	3,475,000	3,185,015	(c)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.672%	3/13/32	5,825,000	5,266,866	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAA Home Equity Trust, 2005-6 A3	0.544%	6/25/35	10,269,681	$9,825,610	(c)
GSAA Home Equity Trust, 2007-6 A4	0.474%	5/25/47	16,611,984	11,615,930	(c)
GSRPM Mortgage Loan Trust, 2007-1 A	0.574%	10/25/46	9,437,740	7,824,991	(a)(c)
Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	19,486,770	19,799,962	(a)
Hertz Vehicle Financing LLC, 2013-1A A2	1.830%	8/25/19	9,350,000	9,317,153	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T5 AT5	1.979%	8/15/46	9,310,000	9,311,862	(a)
HLSS Servicer Advance Receivables Backed Notes, 2013-T7 B7	2.229%	11/15/46	5,000,000	5,009,500	(a)
Indymac Home Equity Loan Asset-Backed Trust, 2001-A	0.691%	3/25/31	51,492	42,098	(c)
JPMorgan Mortgage Acquisition Corp., 2005-OPT1 M3	0.674%	6/25/35	1,880,000	1,480,295	(c)
Lehman XS Trust, 2005-5N 3A1A	0.474%	11/25/35	4,075,054	3,653,412	(c)
Lehman XS Trust, 2006-2N 1A1	0.434%	2/25/46	23,412,185	16,983,035	(c)
Lehman XS Trust, 2006-4N A2A	0.394%	4/25/46	3,585,794	2,618,060	(c)
Lehman XS Trust, 2007-6 3A6	5.190%	5/25/37	59,425,065	46,094,775	(c)
Long Beach Mortgage Loan Trust, 2004-6 A3	1.474%	11/25/34	9,203,635	9,115,630	(c)
Long Beach Mortgage Loan Trust, 2006-9 2A3	0.334%	10/25/36	4,849,778	2,366,765	(c)
Morgan Stanley ABS Capital I, 2003-HE3 M1	1.194%	10/25/33	755,557	704,491	(c)
National Collegiate Student Loan Trust, 2006-3 A4	0.444%	3/26/29	12,960,000	11,796,620	(c)
National Collegiate Student Loan Trust, 2007-4 A3L	1.024%	3/25/38	72,180,000	53,337,288	(c)
Northstar Education Finance Inc., 2007-1 A6	1.502%	1/29/46	12,175,000	11,505,582	(c)
Northstar Education Finance Inc., Student Loan Asset Backed Note	1.246%	1/29/46	6,475,000	6,118,597	(c)
Novastar Home Equity Loan, 2003-3 A2C	1.234%	12/25/33	81,700	76,575	(c)
Origen Manufactured Housing, 2006-A A2	2.465%	10/15/37	25,531,532	22,797,362	(c)
Origen Manufactured Housing, 2007-A A2	2.478%	4/15/37	20,622,977	18,000,624	(c)
Origen Manufactured Housing Contract Trust, 2005-B	5.990%	1/15/37	799,536	838,624
Origen Manufactured Housing Contract Trust, 2005-B	6.480%	1/15/37	1,146,001	1,226,272
Ownit Mortgage Loan Asset-Backed Certificates, 2004-1 M2	1.974%	7/25/35	8,465,365	7,872,738	(c)
Pegasus Aviation Lease Securitization, 2000-1 A2	8.370%	3/25/30	4,475,000	738,375	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.714%	8/25/31	137,375	76,511	(c)
RAAC, 2007-RP2 M1	1.149%	2/25/46	10,000,000	7,360,790	(a)(c)
RAAC, 2007-RP3 A	0.554%	10/25/46	6,478,241	5,715,526	(a)(c)
Renaissance Home Equity Loan Trust, 2003-1 A	1.034%	6/25/33	663,180	625,950	(c)
Renaissance Home Equity Loan Trust, 2003-3 A	0.674%	12/25/33	254,248	247,166	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3	0.794%	3/25/34	8,418,281	8,131,496	(c)
Renaissance Home Equity Loan Trust, 2005-1	0.504%	5/25/35	1,237,577	1,069,061	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	16,500,000	12,041,535
Residential Asset Mortgage Products Inc., 2003-RS4 AIIB	0.834%	5/25/33	420,747	371,769	(c)
Residential Asset Mortgage Products Inc., 2003-RS7 MII1	1.296%	8/25/33	2,780,586	2,459,729	(c)
Residential Funding Mortgage Securities II, 2003-HS3	0.464%	8/25/33	30,569	28,271	(c)
Residential Funding Securities Corp., 2002-RP2 A1	1.674%	10/25/32	2,647,167	2,431,163	(a)(c)
SACO I Trust, 2006-3 A3	0.634%	4/25/36	867,095	1,339,037	(c)
SACO I Trust, 2006-5 1A	0.474%	4/25/36	70,395	118,613	(c)
Saxon Asset Securities Trust, 2002-3 M1	1.299%	12/25/32	1,042,198	970,770	(c)
Saxon Asset Securities Trust, 2005-1 M1	0.861%	5/25/35	6,278,566	5,968,864	(c)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	8,219,424	8,175,479	(a)
Small Business Administration Participation Certificates, 2013-20J 1	3.370%	10/1/33	13,852,126	14,601,990
Southern Pacific Secured Assets Corp., 1998-2 A1	0.344%	7/25/29	6,229	5,686	(c)
Structured Asset Securities Corp., 2005-SC1 1A2	7.799%	5/25/31	9,970,709	8,753,564	(a)(c)
Structured Asset Securities Corp., 2006-ARS1 A1	0.391%	2/25/36	1,147,578	95,783	(a)(c)
UCFC Home Equity Loan, 1998-C	5.935%	1/15/30	220	220

TOTAL ASSET-BACKED SECURITIES (Cost - $504,633,299)				525,851,391

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
American Home Mortgage Assets, 2006-3 3A12	0.364%	10/25/46	9,307,343	$6,602,117	(c)
Banc of America Alternative Loan Trust, 2004-11 2CB1	6.000%	12/25/34	13,290,864	12,912,141
Banc of America Commercial Mortgage Trust, 2006-5 AM	5.448%	9/10/47	1,600,000	1,679,706
Banc of America Commercial Mortgage Trust, 2007-2 AJ	5.597%	4/10/49	3,720,000	3,751,717	(c)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	45,738	47,715
Banc of America Funding Corp., 2004-B 3A2	2.769%	12/20/34	156,137	89,201	(c)
Banc of America Funding Corp., 2005-F 2A1	2.704%	9/20/35	9,790,496	7,402,280	(c)
Banc of America Funding Corp., 2015-R2 10A1	0.358%	6/29/37	55,509,226	52,656,052	(a)(c)(g)
Banc of America Funding Corp., 2015-R2 3A2	0.428%	4/29/37	50,236,000	40,434,956	(a)(c)
Banc of America Mortgage Securities Inc., 2004-K 4A1	2.483%	12/25/34	71,844	70,089	(c)
BCAP LLC Trust, 2009-RR4 8A2	2.768%	9/26/35	4,328,229	3,371,323	(a)(c)
BCAP LLC Trust, 2010-RR06 4A13	2.781%	9/26/35	3,549,298	2,729,492	(a)(c)
Bear Stearns ARM Trust, 2005-12 11A1	2.579%	2/25/36	281,577	218,680	(c)
Bear Stearns Asset-Backed Securities Trust, 2005-AC9 A4	16.448%	12/25/35	1,249,743	1,375,015	(c)
Bear Stearns Asset-Backed Securities Trust, 2006-AC4 A2	32.830%	7/25/36	7,997,899	11,929,826	(c)
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW17 AJ	5.896%	6/11/50	3,250,000	3,371,764	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1	0.344%	3/25/37	39,913,588	31,998,644	(c)
BLCP Hotel Trust, 2014-CLMZ M	5.903%	8/15/29	8,300,000	8,270,644	(a)(c)
Carefree Portfolio Trust, 2014-CMZA MZA	6.152%	11/15/19	5,000,000	5,011,904	(a)(c)
CD Commercial Mortgage Trust, 2006-CD2 AJ	5.384%	1/15/46	9,315,000	8,801,660	(c)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.345%	1/15/46	2,500,000	2,581,827	(c)
CD Commercial Mortgage Trust, 2006-CD3 AJ	5.688%	10/15/48	2,820,000	2,799,155
CD Commercial Mortgage Trust, 2007-CD4 AJ	5.398%	12/11/49	5,420,000	4,579,900	(c)
Chevy Chase Mortgage Funding Corp., 2005-4A A1	0.374%	10/25/36	770,541	679,886	(a)(c)
Citigroup Commercial Mortgage Trust, 2006-C5 AJ	5.482%	10/15/49	4,520,000	4,493,820
Citigroup Commercial Mortgage Trust, 2008-C7 AJA	6.134%	12/10/49	2,160,000	2,143,208	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 A3	3.372%	10/10/47	3,300,000	3,451,374
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	7,500,000	8,057,737
Citigroup Commercial Mortgage Trust, 2015-GC27 A5	3.137%	2/10/48	12,090,000	12,380,970
Citigroup Mortgage Loan Trust Inc., 2005-05	1.778%	8/25/35	134,104	106,891	(c)
Citigroup Mortgage Loan Trust Inc., 2005-10 1A1A	2.699%	12/25/35	160,488	140,158	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A3	0.414%	11/25/36	37,346,000	32,979,058	(c)
Citigroup Mortgage Loan Trust Inc., 2006-AR9 1A4	0.414%	11/25/36	7,801,817	6,750,265	(c)
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	5,445,000	5,824,217	(c)
COMM Mortgage Trust, 2013-CR09 E	4.259%	7/10/45	3,000,000	2,461,725	(a)(c)
COMM Mortgage Trust, 2013-CR12 E	5.085%	10/10/46	1,453,000	1,319,169	(a)(c)
COMM Mortgage Trust, 2013-CR13 E	4.755%	12/10/23	2,746,000	2,442,625	(a)(c)
COMM Mortgage Trust, 2014-CR21 A3	3.528%	12/10/47	590,000	624,643
COMM Mortgage Trust, 2014-CR21 C	4.420%	12/10/47	11,948,000	12,429,086	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Commercial Mortgage Pass-Through Certificates, 2006-C8 AJ	5.377%	12/10/46	4,840,290	$4,932,648
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	960,000	984,161
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	3,413,000	3,766,604
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,638,996	(c)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.085%	10/10/46	730,000	806,997	(c)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	1,763,000	1,847,985	(a)
Commercial Mortgage Pass-Through Certificates, 2014-SAVA D	3.275%	6/15/34	14,511,000	14,523,378	(a)(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	10,190,000	11,201,785	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	10,670,000	11,157,224	(c)
Commercial Mortgage Trust, 2015-DC1 C	4.498%	2/10/48	3,070,000	3,165,812	(c)
Connecticut Avenue Securities, 2014-C03 1M2	3.174%	7/25/24	82,960,000	78,050,759	(c)
Connecticut Avenue Securities, 2015-C01 2M2	4.724%	2/25/25	28,220,000	28,879,868	(c)
Countrywide Alternative Loan Trust, 2003-20CB 1A1	5.500%	10/25/33	8,000,635	8,159,752
Countrywide Alternative Loan Trust, 2004-33 2A1	2.710%	12/25/34	22,194	21,856	(c)
Countrywide Alternative Loan Trust, 2006-006CB 1A4	5.500%	5/25/36	12,242,665	11,170,869
Countrywide Alternative Loan Trust, 2006-041CB 2A12	6.000%	1/25/37	28,647,100	25,495,489
Countrywide Alternative Loan Trust, 2006-043CB 1A10	6.000%	2/25/37	10,279,096	9,277,830
Countrywide Alternative Loan Trust, 2006-0A01 2A1	0.386%	3/20/46	168,902	132,896	(c)
Countrywide Alternative Loan Trust, 2006-0A09 2A1B	0.376%	7/20/46	345,541	247,261	(c)
Countrywide Alternative Loan Trust, 2006-0A17 1A1A	0.371%	12/20/46	1,739,206	1,298,417	(c)
Countrywide Alternative Loan Trust, 2006-18CB A6, PAC	27.905%	7/25/36	16,103,495	27,089,251	(c)
Countrywide Alternative Loan Trust, 2006-43CB 3A3, IO	6.456%	2/25/37	27,436,083	8,536,435	(c)
Countrywide Alternative Loan Trust, 2007-8CB A4	37.958%	5/25/37	2,077,536	3,746,171	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-0A5 1A1	0.374%	4/25/46	2,753,774	2,309,829	(c)
Countrywide Home Loan Mortgage Pass Through Trust, 2006-HYB1 2A1	2.381%	3/20/36	88,232	82,793	(c)
Countrywide Home Loans, 2006-R1 AF2	0.544%	1/25/36	5,088,566	4,331,876	(a)(c)
Countrywide Home Loans, 2006-R2 AS, IO	5.630%	7/25/36	39,070,783	5,318,862	(a)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	5.807%	6/15/38	31,327,822	31,188,006	(c)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.572%	1/15/49	10,048,000	10,773,395	(c)
Credit Suisse Mortgage Trust, 2013-11R 2A3	28.851%	5/27/34	12,343,727	17,193,788	(a)(c)
Credit Suisse Mortgage Trust, 2014-11R 15A1	2.413%	1/27/36	15,448,921	15,658,934	(a)(c)
Credit Suisse Mortgage Trust, 2014-USA A2	3.953%	9/15/37	13,300,000	14,361,127	(a)
Credit Suisse Mortgage Trust, 2014-USA B	4.185%	9/15/37	10,390,000	11,205,116	(a)
Credit Suisse Mortgage Trust, 2014-USA D	4.373%	9/15/37	10,650,000	10,774,658	(a)
Credit Suisse Mortgage Trust, 2014-USA E	4.373%	9/15/37	4,290,000	4,059,009	(a)
Credit Suisse Mortgage Trust, 2015-1R	0.311%	7/27/35	45,691,872	42,996,052	(a)(c)
Credit Suisse Mortgage Trust, 2015-2R 7A1	2.826%	8/27/36	53,540,000	53,540,000	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Credit Suisse Mortgage Trust, 2015-3R 1A1	0.374%	7/29/37	24,777,000	$23,073,581	(a)(c)(g)
Credit Suisse Mortgage Trust, 2015-3R 1A2	0.371%	7/29/37	20,270,292	12,651,196	(a)(c)(g)
Credit Suisse Mortgage Trust, 2015-TOWN F	4.675%	3/15/17	15,000,000	14,865,289	(a)(c)
Downey Savings & Loan Association Mortgage Loan Trust, 2004-AR1 A2A	0.998%	9/19/44	169,599	163,445	(c)
Equity Mortgage Trust, 2014-INNS D	2.525%	5/8/31	9,040,000	9,013,766	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC), 283 IO, IO	3.500%	10/15/27	2,453,132	339,702
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	26,472,431	29,309,535
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	6.116%	11/15/36	3,194,876	568,416	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.326%	7/15/37	1,407,499	253,469	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	5.856%	9/15/37	4,102,518	768,631	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3422 AI, IO	0.250%	1/15/38	2,529,197	19,416
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	6.056%	1/15/40	7,252,993	1,350,935	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	11,624,946	12,690,082
Federal Home Loan Mortgage Corp. (FHLMC), 3641 Z	5.500%	2/15/36	31,063,494	35,069,225
Federal Home Loan Mortgage Corp. (FHLMC), 3768 MB PAC	4.000%	12/15/39	27,950,934	29,855,483
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	31,963,535	36,333,909
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.776%	10/15/41	21,743,766	3,848,821	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 3997 SK, IO, PAC-1	6.426%	11/15/41	11,565,586	2,289,940	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	5.876%	8/15/39	7,709,314	917,717	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4076 SW, IO	5.876%	7/15/42	2,208,801	434,303	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	11,293,099	1,379,554
Federal Home Loan Mortgage Corp. (FHLMC), 4097 ST, IO	5.876%	8/15/42	3,201,038	607,621	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	5.826%	8/15/42	3,380,678	783,361	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	9,024,568	1,440,369
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SE, IO	5.976%	11/15/42	2,762,186	620,000	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SJ, IO	5.976%	11/15/42	2,546,956	598,743	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4136 SQ, IO	5.976%	11/15/42	4,115,430	882,448	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4146 DI, IO	3.000%	12/15/31	6,744,613	800,086
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	6.026%	5/15/39	7,594,607	1,333,507	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	6.076%	9/15/42	5,827,715	968,596	(c)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	10,162,519	1,236,376
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	7,377,016	1,052,849

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	21,124,095	$24,056,436
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.651%	7/25/21	21,675,290	1,857,399	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.179%	4/25/20	77,631,840	3,451,434	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K008 X1, IO	1.652%	6/25/20	11,149,609	722,015	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.567%	10/25/21	8,312,578	693,460	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.357%	6/25/21	39,418,932	2,507,951	(c)
Federal National Mortgage Association (FNMA), 2005-088 IP, IO	1.653%	10/25/35	6,058,934	368,353
Federal National Mortgage Association (FNMA), 2006-028 1P, IO	1.753%	4/25/36	4,470,952	322,484
Federal National Mortgage Association (FNMA), 2006-059 IP, IO	0.000%	7/25/36	5,986,502	488,103
Federal National Mortgage Association (FNMA), 2006-104 IC, IO	6.426%	11/25/36	9,283,557	2,042,039	(c)
Federal National Mortgage Association (FNMA), 2006-118 IP1, IO	0.000%	12/25/36	7,875,929	646,425
Federal National Mortgage Association (FNMA), 2006-118 IP2, IO	0.000%	12/25/36	7,063,226	458,336
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	6.306%	4/25/40	5,565,388	845,382	(c)
Federal National Mortgage Association (FNMA), 2010-075 PU PAC	4.500%	4/25/39	10,864,377	11,093,279
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.406%	9/25/40	5,445,046	1,061,893	(c)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	19,331,985	21,148,128
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.356%	12/25/40	740,949	117,823	(c)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,228,380	1,471,859
Federal National Mortgage Association (FNMA), 2011-059 SW, IO	6.466%	7/25/41	4,961,212	975,950	(c)
Federal National Mortgage Association (FNMA), 2011-090, IO	6.226%	9/25/41	25,310,373	4,720,901	(c)
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	6.526%	10/25/26	3,468,822	632,488	(c)
Federal National Mortgage Association (FNMA), 2011-117 LS, IO	6.426%	10/25/40	3,918,706	779,713	(c)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	7,187,368	8,076,129
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	10,271,125	11,715,635
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	20,854,881	23,822,301
Federal National Mortgage Association (FNMA), 2012-070 IW, IO	3.000%	2/25/27	2,860,285	297,733
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	6.476%	2/25/41	4,081,170	797,893	(c)
Federal National Mortgage Association (FNMA), 2012-074 AI, IO	3.000%	7/25/27	10,508,076	1,257,396

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	1,038,259	$964,004
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	6.476%	3/25/42	12,004,577	2,215,517	(c)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	633,648	588,330
Federal National Mortgage Association (FNMA), 2012-075 DS, IO	5.776%	7/25/42	23,111,937	5,386,075	(c)
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.426%	7/25/42	1,879,857	379,173	(c)
Federal National Mortgage Association (FNMA), 2012-093 IB, IO	3.000%	9/25/27	10,446,041	1,169,216
Federal National Mortgage Association (FNMA), 2012-093 SG, IO	5.926%	9/25/42	5,361,572	1,079,708	(c)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	3,854,503	449,134
Federal National Mortgage Association (FNMA), 2012-124 SE, IO	5.976%	11/25/42	6,060,098	1,293,055	(c)
Federal National Mortgage Association (FNMA), 2012-128 SL, IO	5.976%	11/25/42	4,847,381	1,153,610	(c)
Federal National Mortgage Association (FNMA), 2012-128 SQ, IO	5.976%	11/25/42	7,426,644	1,823,065	(c)
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	5.976%	12/25/42	7,974,651	1,623,090	(c)
Federal National Mortgage Association (FNMA), 2012-133 SA, IO	5.976%	12/25/42	2,549,301	640,308	(c)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	5.976%	12/25/42	7,059,088	1,399,878	(c)
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.976%	12/25/42	21,263,544	4,706,143	(c)
Federal National Mortgage Association (FNMA), 2012-139 DI, IO	3.000%	12/25/27	11,810,652	1,237,604
Federal National Mortgage Association (FNMA), 2012-M14 X1, IO	4.208%	2/25/17	86,457,671	4,981,345	(c)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	17,076,318	19,598,593
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	42,861,014	48,482,922
Federal National Mortgage Association (FNMA), 2013-009 SA, IO	5.976%	3/25/42	13,059,072	2,256,412	(c)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	27,300,083	3,819,800
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	11,022,156	1,202,749
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	26,007,681	3,966,483
Federal National Mortgage Association (FNMA), 2013-067 KS, IO	5.926%	7/25/43	5,886,625	1,432,380	(c)
Federal National Mortgage Association (FNMA), 2013-070 JZ	3.000%	7/25/43	16,825,595	16,500,828
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.816%	8/25/44	45,671,007	3,359,103	(c)
Federal National Mortgage Association (FNMA), 384 14, IO	5.500%	1/25/40	2,063,006	382,912
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	3,572,911	654,098
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	1,416,139	259,472
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	742,295	135,815	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	656,815	$118,792	(c)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	909,473	168,792
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	4,136,240	770,192
Federal National Mortgage Association (FNMA), 409 C01, IO	3.000%	11/25/26	12,878,040	1,141,235
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	594,838	65,810
Federal National Mortgage Association (FNMA), 409 C18, IO	4.000%	4/25/42	7,814,078	1,508,626
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	11,412,717	1,983,543
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	4,641,302	875,668
First Horizon Alternative Mortgage Securities, 2006-FA8 1A8	0.544%	2/25/37	150,081	93,510	(c)
First Horizon Alternative Mortgage Securities, 2007-FA3 A1	0.504%	6/25/37	16,251,987	9,651,909	(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	195,780,986	2,236,602	(a)
GAHR Commericial Mortgage Trust, 2015-NRF BFX	3.382%	12/15/19	14,040,000	14,301,298	(a)
GE Business Loan Trust, 2007-1A A	0.345%	4/16/35	12,167,691	11,519,822	(a)(c)
Government National Mortgage Association (GNMA), 2006-016 GS, IO	6.814%	4/20/36	1,672,232	308,321	(c)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.324%	3/20/39	2,815,958	355,405	(c)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	6.304%	4/20/40	1,490,107	252,098	(c)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	7,100,000	8,077,613
Government National Mortgage Association (GNMA), 2010-047 XN, IO	6.376%	4/16/34	504,657	12,463	(c)
Government National Mortgage Association (GNMA), 2010-059 PB, PAC	4.500%	7/20/39	14,600,000	15,691,890
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.474%	1/20/40	1,064,898	179,761	(c)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	40,000,000	42,959,920
Government National Mortgage Association (GNMA), 2010-101 NI, IO, PAC	5.000%	11/20/36	4,841,953	182,430
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	30,000,000	34,101,990
Government National Mortgage Association (GNMA), 2010-118, IO	0.677%	4/16/53	9,008,228	299,470	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC	1.172%	5/20/60	1,058,489	1,078,556	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF	0.521%	8/20/58	2,649,004	2,640,082	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA	0.551%	12/20/60	488,219	486,816	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE	0.571%	12/20/60	12,294,164	12,270,436	(c)
Government National Mortgage Association (GNMA), 2011-135 D	5.000%	4/16/40	20,736,903	22,646,814
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	966,271	108,605
Government National Mortgage Association (GNMA), 2011-H06 FA	0.621%	2/20/61	3,350,387	3,350,414	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Government National Mortgage Association (GNMA), 2011-H08 FG	0.651%	3/20/61	11,591,761	$11,605,231	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF	0.671%	3/20/61	9,688,904	9,708,030	(c)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	13,459,939	1,546,266
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	6,216,179	564,037
Government National Mortgage Association (GNMA), 2012-098 SA, IO	5.926%	8/16/42	8,790,839	1,476,949	(c)
Government National Mortgage Association (GNMA), 2012-78 AB	2.002%	4/16/50	15,695,147	15,476,561
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.691%	11/20/42	6,898,729	328,242	(c)
Government National Mortgage Association (GNMA), 2013-152 HS, IO, PAC	6.524%	6/20/43	15,869,237	2,819,233	(c)
Government National Mortgage Association (GNMA), 2013-178 A	2.250%	3/16/35	2,647,073	2,673,631
Government National Mortgage Association (GNMA), 2013-178 IO, IO	0.931%	6/16/55	31,568,894	1,887,567	(c)
Government National Mortgage Association (GNMA), 2014-022 IA, IO	2.615%	9/20/43	4,636,201	209,355	(c)
Government National Mortgage Association (GNMA), 2014-089 IO, IO	1.037%	1/16/57	105,653,263	9,805,996	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC	5.424%	8/20/44	1,108,807	187,689	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	16,661,176	1,730,175
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	3,241,813	445,101
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A	0.494%	10/25/45	4,099,284	3,327,172	(c)
Greenpoint Mortgage Funding Trust, 2006-AR3 3A1	0.404%	4/25/36	1,731,089	1,417,317	(c)
Greenwich Capital Commercial Funding Corp., 2006-GG7 AM	5.785%	7/10/38	3,065,000	3,208,935	(c)
GS Mortgage Securities Corp., 2015-2R C	1.014%	6/26/36	15,637,396	10,561,028	(a)(c)
GS Mortgage Securities Corp. II, 2011-GC5 X4, IO	1.666%	8/10/44	292,281	16,118	(a)(c)
GS Mortgage Securities Trust, 2007-GG10 AM	5.796%	8/10/45	22,080,000	22,639,308	(c)
GS Mortgage Securities Trust, 2013-GC14 F	4.772%	8/10/46	2,034,950	1,788,019	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	5,462,000	6,209,802	(c)
GS Mortgage Securities Trust, 2015-GC28	4.330%	2/10/48	15,800,000	14,095,117	(a)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.524%	3/25/35	10,161,139	8,865,004	(a)(c)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.524%	9/25/35	23,399,841	19,968,910	(a)(c)
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.924%	11/25/35	1,626,858	1,468,236	(c)
HarborView Mortgage Loan Trust, 2005-3	0.418%	6/19/35	9,164,024	7,966,149	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1	2.542%	6/19/45	3,636,300	2,354,682	(c)
HarborView Mortgage Loan Trust, 2006-02	2.694%	2/25/36	2,176,647	1,820,848	(c)
HarborView Mortgage Loan Trust, 2006-07 2A1A	0.378%	9/19/46	2,349,893	1,823,428	(c)
HarborView Mortgage Loan Trust, 2006-13 A	0.358%	11/19/46	384,792	296,440	(c)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.398%	7/19/47	465,021	387,797	(c)
Homebanc Mortgage Trust, 2005-1 A1	0.424%	3/25/35	8,331,556	7,417,559	(c)
Hyatt Hotel Portfolio Trust, 2014-HYMZ M	6.400%	11/15/16	21,790,000	21,842,098	(a)(c)
IMPAC CMB Trust, 2003-4 1A1	0.811%	10/25/33	34,735	34,292	(c)
IMPAC CMB Trust, 2005-7 A1	0.694%	11/25/35	5,966,855	4,886,854	(c)
IMPAC CMB Trust, 2007-A A	0.424%	5/25/37	16,146,488	15,501,953	(a)(c)
IMPAC Secured Assets Corp., 2005-1 5A1	0.444%	7/25/35	38,941	26,449	(c)
IMPAC Secured Assets Corp., 2006-2 2A1	0.524%	8/25/36	978,362	961,900	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2005-AR1 1A1	2.526%	3/25/35	167,758	$164,678	(c)
Indymac Index Mortgage Loan Trust, 2006-AR02 1A1B	0.384%	4/25/46	9,075,578	7,132,705	(c)
Indymac Index Mortgage Loan Trust, 2006-AR15 A1	0.294%	7/25/36	126,314	100,146	(c)
Indymac Index Mortgage Loan Trust, 2007-AR15 2A1	4.285%	8/25/37	372,319	310,687	(c)
Indymac INDX Mortgage Loan Trust, 2005-AR13	2.506%	8/25/35	339,364	272,036	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.082%	11/15/45	3,120,000	3,460,367	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.888%	1/15/47	1,602,000	1,805,302	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	7,940,000	8,572,080
JPMorgan Alternative Loan Trust, 2007-S1 A1	0.454%	4/25/47	41,042,655	36,967,981	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	5.878%	2/12/51	2,057,000	2,254,746	(c)
JPMorgan Chase Commercial Mortgage Securities Corp., 2011-C5 A3	4.171%	8/15/46	558,000	618,097
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-CB16 AJ	5.623%	5/12/45	9,770,000	9,971,379
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.841%	4/15/45	14,275,000	14,300,638	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AJ	5.411%	5/15/47	3,480,000	2,993,489
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AJ	5.502%	6/12/47	23,881,000	23,967,998	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.694%	2/12/49	11,638,056	10,838,836	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-CBMZ M	6.400%	10/15/19	6,200,000	6,211,060	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH E	3.472%	8/15/27	2,460,000	2,465,154	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-PHH F	4.072%	8/15/27	9,488,000	9,341,617	(a)(c)
JPMorgan Reremic, 2015-1 4A1	0.474%	9/27/36	26,587,249	24,533,581	(a)(c)
JPMorgan Reremic, 2015-1 4A2	0.188%	9/27/36	14,519,157	7,458,090	(a)(c)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	5.900%	7/15/44	4,670,000	5,082,132	(c)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.505%	6/15/36	799,422	2,201	(a)(c)(f)
LB-UBS Commercial Mortgage Trust, 2007-C6 AJ	6.121%	7/15/40	3,383,000	3,512,873	(c)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.265%	9/15/45	3,550,000	3,935,324	(c)
Lehman Mortgage Trust, 2006-7 2A5, IO	6.376%	11/25/36	26,010,387	8,637,997	(c)
Lehman Mortgage Trust, 2006-7 3A4, IO	6.976%	11/25/36	10,340,681	3,615,722	(c)
Lehman Mortgage Trust, 2006-8 2A2, IO	6.406%	12/25/36	10,282,957	3,601,994	(c)
Luminent Mortgage Trust, 2006-4 A1A	0.364%	5/25/46	311,638	240,518	(c)
Luminent Mortgage Trust, 2006-7 2A1	0.344%	12/25/36	2,611,181	2,075,307	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-06 5A1	2.488%	7/25/34	968,210	895,196	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-4 3A1	2.178%	5/25/34	864,689	853,492	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-0A1 1A1	0.384%	4/25/46	297,975	224,478	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	2,423,517	2,401,662	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	3,731,314	3,904,316	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	0.524%	5/25/35	3,734,568	3,070,278	(a)(c)
MASTR Reperforming Loan Trust, 2006-1 1A1F	0.531%	7/25/35	36,263,363	31,427,897	(a)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Merrill Lynch Mortgage Trust, 2006-C2 AJ	5.802%	8/12/43	9,265,000	$9,404,290	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	7,834,899	7,718,457	(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	12,374,000	11,971,350	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	1,283,000	1,312,106
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.083%	7/15/46	110,000	122,453	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	16,240,000	16,507,002
Morgan Stanley Capital I Trust, 2007-IQ15 A4	5.909%	6/11/49	152,769	165,925	(c)
Morgan Stanley Mortgage Loan Trust, 2004-05AR 2A	2.457%	7/25/34	74,363	74,202	(c)
Morgan Stanley Mortgage Loan Trust, 2004-08AR 4A1	2.419%	10/25/34	4,761	4,712	(c)
Morgan Stanley Mortgage Loan Trust, 2004-10AR 4A	2.493%	11/25/34	2,575,714	2,487,982	(c)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	2.646%	7/25/35	3,889,740	3,590,985	(c)
Mortgage IT Trust, 2005-2 1A1	0.434%	5/25/35	53,878	51,299	(c)
Mortgage IT Trust, 2005-3 A1	0.474%	8/25/35	104,706	99,770	(c)
Motel 6 Trust, 2015-MTL6 F	5.000%	2/5/30	37,470,000	36,557,343	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	188,494	177,040
PFP III, 2014-1 D	4.275%	6/14/31	1,550,000	1,552,266	(a)(c)
Prime Mortgage Trust, 2005-2 2A1	6.731%	10/25/32	328,574	357,244	(c)
Prime Mortgage Trust, 2006-1 3A2, IO	6.976%	6/25/36	21,924,704	4,761,804	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	45,386,196	44,932,334	(a)
RBSGC Mortgage Pass-Through Certificates, 2007-B 1A4	0.624%	1/25/37	17,545,693	12,110,528	(c)
Residential Accredit Loans Inc., 2006-QO1 3A1	0.444%	2/25/46	9,823,506	6,005,139	(c)
Residential Accredit Loans Inc., 2006-QO3 A1	0.384%	4/25/46	16,930,778	8,807,323	(c)
Residential Accredit Loans Inc., 2006-QO3 A2	0.434%	4/25/46	4,190,317	2,208,599	(c)
Residential Accredit Loans Inc., 2006-QO3 A3	0.504%	4/25/46	5,866,970	3,148,720	(c)
Residential Accredit Loans Inc., 2006-QS13 1A2, IO	6.986%	9/25/36	35,971,158	8,666,207	(c)
Residential Accredit Loans Inc., 2007-QS4 3A9	6.000%	3/25/37	4,989,088	4,162,092
Residential Asset Mortgage Products Inc., 2004-SL2 A4	8.500%	10/25/31	107,106	120,091
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	909,686	873,491
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	209,818	194,230
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	190,346	194,469
Residential Asset Securitization Trust, 2004-A2 1A3, PAC	0.574%	5/25/34	29,334	27,379	(c)
Residential Asset Securitization Trust, 2007-A3 2A2, IO	6.516%	4/25/37	59,065,870	15,955,818	(c)
Sequoia Mortgage Trust, 2007-3 1A1	0.376%	7/20/36	492,030	457,304	(c)
Structured ARM Loan Trust, 2004-08 1A1	2.460%	7/25/34	3,226	3,250	(c)
Structured ARM Loan Trust, 2004-09XS A	0.544%	7/25/34	75,983	73,149	(c)
Structured ARM Loan Trust, 2004-16 2A	2.453%	11/25/34	10,432,941	10,327,558	(c)
Structured ARM Loan Trust, 2004-16 5A2	2.447%	11/25/34	8,944,798	8,834,115	(c)
Structured ARM Loan Trust, 2005-19XS 2A1	0.474%	10/25/35	907,187	842,109	(c)
Structured Asset Mortgage Investments Inc., 2003-AR1 A1	0.918%	10/19/33	290,171	273,133	(c)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.384%	4/25/36	2,856,538	2,077,537	(c)
Structured Asset Mortgage Investments Inc., 2006-AR6 1A1	0.354%	7/25/46	270,719	217,661	(c)
Structured Asset Securities Corp., 2002-9 A2	0.774%	10/25/27	52,423	51,280	(c)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Securities Corp., 2005-RF1 A	0.524%	3/25/35	67,616	$56,761	(a)(c)
Thornburg Mortgage Securities Trust, 2004-01	1.543%	3/25/44	18,801	18,363	(c)
Thornburg Mortgage Securities Trust, 2004-03 A	0.914%	9/25/44	448,572	429,907	(c)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.225%	9/25/37	8,459,810	8,699,671	(c)
UBS Barclays Commercial Mortgage Trust, 2012-C4 XA, IO	1.844%	12/10/45	7,937,957	788,739	(a)(c)
Voyager BRSTN Delaware Trust, 2009-1 UAU7, IO	0.418%	12/26/36	5,460,429	5,230,037	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C27 AJ	5.825%	7/15/45	4,557,000	4,648,199	(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	4,299,000	4,559,236
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.377%	12/15/43	2,125,000	2,047,758	(a)(c)
Wachovia Bank Commercial Mortgage Trust, 2007-C31 AJ	5.660%	4/15/47	2,631,290	2,742,217	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2002-AR19 A6	2.393%	2/25/33	78,568	77,439	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.405%	9/25/33	24,791	25,513	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR06 2A1A	0.404%	4/25/45	22,082,162	20,810,075	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR08 1A1A	0.444%	7/25/45	4,884,117	4,528,070	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	0.494%	8/25/45	469,248	443,345	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	0.464%	10/25/45	11,981,482	10,985,066	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR15 A1A1	0.434%	11/25/45	9,682,999	8,884,326	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	0.444%	12/25/45	12,884,732	12,373,569	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-5 1A4, IO	5.226%	7/25/36	23,719,102	6,219,125	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR11	1.048%	9/25/46	60,779,892	48,491,657	(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.059%	9/25/36	360,275	319,740	(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO	5.286%	3/25/37	36,978,337	5,813,364	(c)(f)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1	0.604%	6/25/37	14,874,294	11,246,245	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.301%	7/15/46	450,000	487,380	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 E	3.500%	7/15/46	1,753,000	1,412,467	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,944,875
Wells Fargo Commercial Mortgage Trust, 2015-C26	3.580%	2/15/48	27,560,000	28,527,025
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	186,065	186,953	(a)(c)
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A2	2.612%	11/25/34	101,746	101,082	(c)
WF-RBS Commercial Mortgage Trust, 2011-C2 XA, IO	1.077%	2/15/44	926,337	25,407	(a)(c)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.568%	6/15/45	210,550	17,740	(a)(c)
WF-RBS Commercial Mortgage Trust, 2013-C14 D	4.001%	6/15/46	4,790,000	4,559,898	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.311%	3/15/47	53,482,902	4,068,605	(c)
WF-RBS Commercial Mortgage Trust, 2014-C22 D	3.909%	9/15/57	4,050,000	3,654,246	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C23 D	3.993%	10/15/57	15,039,198	13,661,517	(a)(c)
WF-RBS Commercial Mortgage Trust, 2014-C24 D	3.692%	11/15/47	11,190,000	9,820,937	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,379,197,680)				2,389,383,375

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 18.1%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	4/1/16-11/1/36	376,880	$399,286
Federal Home Loan Mortgage Corp. (FHLMC)	7.000%	10/1/16-4/1/32	307,308	367,862
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	7/1/20-12/1/38	11,464,907	12,860,457
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	6/1/27	5,349,469	5,498,803
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	7/1/29-9/1/39	8,402,727	9,726,785
Federal Home Loan Mortgage Corp. (FHLMC)	2.226%	8/1/35	1,932,897	2,058,535	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.091%	9/1/35	235,125	249,484	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.300%	9/1/35	1,272,040	1,355,710	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.230%	10/1/35	1,171,193	1,245,661	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.250%	12/1/35	1,460,864	1,561,460	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.522%	1/1/36	164,389	175,891	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.790%	2/1/37	47,805	50,273	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.945%	2/1/37	43,265	45,581	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	1.838%	5/1/37	152,535	160,156	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.034%	5/1/37	2,085,600	2,203,104	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.495%	5/1/37	109,931	117,835	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.691%	5/1/37	1,051,090	1,128,791	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.275%	6/1/37	133,423	141,076	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.480%	6/1/37	492,830	529,489	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.236%	7/1/37	1,647,349	1,751,658	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	2.425%	8/1/37	1,895,977	2,021,160	(c)
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-11/1/41	24,461,142	27,188,941
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/40	12,195,458	13,312,416
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42-2/1/44	11,606,452	12,265,342
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/42-8/1/43	16,362,502	17,834,687
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/13/45	9,600,000	10,037,250	(i)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/16-1/1/32	73,713	81,831
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	3/1/17	90,035	92,991
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-8/1/44	130,003,500	140,909,961
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	2/1/32-5/1/43	28,202,955	29,957,241
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	11/1/35	34,200	38,378
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	1,937,653	2,320,104
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	1/1/43-5/1/43	8,863,158	9,062,512
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	11/1/44	6,284,772	6,962,592

Total FHLMC				313,713,303

FNMA - 13.0%
Federal National Mortgage Association (FNMA)	5.500%	1/1/17-5/1/40	12,497,353	14,116,531
Federal National Mortgage Association (FNMA)	6.500%	6/1/17-5/1/40	35,696,353	41,265,217
Federal National Mortgage Association (FNMA)	9.500%	11/1/21	165	179
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-2/1/45	399,414,998	440,767,916
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	67,152,680	76,928,919
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	22,498,987	22,823,997
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	11,289,974	13,277,297
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	5,409	6,530
Federal National Mortgage Association (FNMA)	3.000%	5/18/30	225,200,000	235,633,081	(i)

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.500%	5/18/30-5/13/45	257,500,000	$271,164,914	(i)
Federal National Mortgage Association (FNMA)	3.500%	11/1/31-5/1/43	148,386,543	157,113,277
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/42	78,450,973	87,431,370
Federal National Mortgage Association (FNMA)	2.390%	5/1/35	906,213	971,011	(c)
Federal National Mortgage Association (FNMA)	2.122%	6/1/35	511,722	547,519	(c)
Federal National Mortgage Association (FNMA)	2.608%	6/1/35	3,232,706	3,479,034	(c)
Federal National Mortgage Association (FNMA)	2.128%	8/1/35	520,088	554,008	(c)
Federal National Mortgage Association (FNMA)	2.192%	9/1/35	1,042,549	1,110,470	(c)
Federal National Mortgage Association (FNMA)	2.310%	9/1/35	1,691,380	1,822,156	(c)
Federal National Mortgage Association (FNMA)	2.125%	10/1/35	1,198,229	1,273,636	(c)
Federal National Mortgage Association (FNMA)	2.237%	10/1/35	766,454	818,372	(c)
Federal National Mortgage Association (FNMA)	2.920%	10/1/35	1,108,032	1,181,850	(c)
Federal National Mortgage Association (FNMA)	2.099%	11/1/35	69,514	73,111	(c)
Federal National Mortgage Association (FNMA)	2.107%	11/1/35	81,304	84,999	(c)
Federal National Mortgage Association (FNMA)	2.110%	11/1/35	66,149	69,543	(c)
Federal National Mortgage Association (FNMA)	2.133%	11/1/35	101,154	106,450	(c)
Federal National Mortgage Association (FNMA)	2.139%	11/1/35	67,404	70,951	(c)
Federal National Mortgage Association (FNMA)	2.455%	12/1/35	535,638	577,328	(c)
Federal National Mortgage Association (FNMA)	2.547%	2/1/36	117,491	125,771	(c)
Federal National Mortgage Association (FNMA)	1.757%	2/1/37	5,432,368	5,708,906	(c)
Federal National Mortgage Association (FNMA)	1.331%	8/1/37	224,505	230,279	(c)
Federal National Mortgage Association (FNMA)	1.950%	8/1/37	251,367	265,010	(c)
Federal National Mortgage Association (FNMA)	2.315%	11/1/37	64,383	69,004	(c)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-1/1/45	348,706,213	377,458,888
Federal National Mortgage Association (FNMA)	3.000%	11/1/42-2/1/43	15,265,949	15,618,542
Federal National Mortgage Association (FNMA)	4.000%	5/13/45	100,000	106,750	(i)
Federal National Mortgage Association (FNMA)	4.500%	5/13/45	15,200,000	16,540,693	(i)
Federal National Mortgage Association (FNMA)	5.000%	5/13/45	115,700,000	128,483,513	(i)

Total FNMA				1,917,877,022

GNMA - 3.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	60,207	66,592
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	154,058	175,802
Government National Mortgage Association (GNMA)	8.500%	11/15/27	2,918	2,931
Government National Mortgage Association (GNMA)	6.500%	4/15/28-3/15/39	10,822,454	12,561,717
Government National Mortgage Association (GNMA)	6.000%	1/15/29-11/20/41	27,603,813	31,687,936
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	16,272	17,077
Government National Mortgage Association (GNMA)	0.576%	8/20/31	924	928	(c)
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	13,197,453	15,069,634
Government National Mortgage Association (GNMA)	5.000%	4/20/35-11/20/40	26,897,361	30,173,268
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	69,512,450	75,894,672
Government National Mortgage Association (GNMA)	3.500%	5/20/45	52,100,000	54,753,831	(i)
Government National Mortgage Association (GNMA)	4.000%	5/20/45	41,500,000	44,158,594	(i)
Government National Mortgage Association (GNMA) II	4.500%	7/20/41	18,251,924	19,904,092
Government National Mortgage Association (GNMA) II	4.000%	4/20/44	8,009,014	8,545,220
Government National Mortgage Association (GNMA) II	3.500%	5/20/45	147,500,000	154,834,674	(i)

Total GNMA				447,846,968

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,639,544,952)				2,679,437,293

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Brazil - 0.2%
Federative Republic of Brazil, Notes (Cost - $40,910,135)	6.000%	8/15/50	96,446,020	BRL	$28,660,387

SENIOR LOANS - 2.1%
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
INA Beteiligungsgesellschaft mbH, USD Term Loan B	4.250%	5/15/20	6,294,821		6,334,163	(j)(k)

Distributors - 0.0%
ABC Supply Co. Inc., Term Loan	—	4/16/20	3,491,139		3,476,592	(k)(l)

Diversified Consumer Services - 0.0%
Laureate Education Inc., Term Loan B	5.000%	6/15/18	2,461,949		2,314,232	(j)(k)

Hotels, Restaurants & Leisure - 0.3%
1011778 B.C. Unlimited Liability Co., 2014 Term Loan B	4.500%	12/12/21	9,703,558		9,793,665	(j)(k)
Aramark Services Inc., USD Term Loan F	3.250%	2/24/21	6,846,373		6,830,969	(j)(k)
CCM Merger Inc., New Term Loan B	4.500%	8/8/21	2,915,157		2,922,445	(j)(k)
Hilton Worldwide Finance LLC, USD Term Loan B2	3.500%	10/26/20	3,388,618		3,391,644	(j)(k)
Landry’s Inc., Term Loan B	4.000%	4/24/18	2,994,634		2,995,572	(j)(k)
Station Casinos LLC, Term Loan B	4.250%	3/2/20	3,445,660		3,452,427	(j)(k)
Wendy’s International Inc., New Term Loan B	3.250%	5/15/19	9,045,326		9,031,197	(j)(k)

Total Hotels, Restaurants & Leisure					38,417,919

Media - 0.3%
Charter Communications Operating LLC, Term Loan G	4.250%	9/12/21	8,975,000		9,039,513	(j)(k)
CSC Holdings Inc., New Term Loan B	2.678%	4/17/20	5,978,219		5,945,123	(j)(k)
Univision Communications Inc., Term Loan C4	4.000%	3/1/20	14,751,409		14,719,147	(j)(k)
Virgin Media Bristol LLC, USD Term Loan B	3.500%	6/7/20	10,907,368		10,890,702	(j)(k)
Ziggo Financing Partnership, USD Term Loan B1	3.500%	1/15/22	1,479,149		1,468,518	(j)(k)
Ziggo Financing Partnership, USD Term Loan B2A	3.500%	1/15/22	953,191		946,341	(j)(k)
Ziggo Financing Partnership, USD Term Loan B3	3.500%	1/15/22	1,567,660		1,556,393	(j)(k)

Total Media					44,565,737

Specialty Retail - 0.2%
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	8,464,349		6,432,905	(j)(k)
Michaels Stores Inc., Term Loan B	3.750%	1/28/20	7,889,475		7,876,797	(j)(k)
Party City Holdings Inc., Term Loan	4.000 - 5.250%	7/27/19	8,383,249		8,360,790	(j)(k)
PetSmart Inc., First Lien Term Loan	—	3/11/22	6,400,000		6,445,088	(k)(l)

Total Specialty Retail					29,115,580

TOTAL CONSUMER DISCRETIONARY					124,224,223

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co., Term Loan B1	3.000%	6/7/19	1,668,035		1,669,774	(j)(k)
H.J. Heinz Co., Term Loan B2	3.250%	6/5/20	7,927,024		7,926,033	(j)(k)

Total Food Products					9,595,807

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%
Sun Products Corp., New Term Loan	5.500%	3/23/20	1,946,193	$1,871,994	(j)(k)

TOTAL CONSUMER STAPLES				11,467,801

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Arch Coal Inc., Term Loan B	6.250%	5/16/18	111,771	86,204	(j)(k)

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Star West Generation LLC, New Term Loan B	4.250%	3/13/20	2,316,667	2,319,562	(j)(k)

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Envision Healthcare Corp., Term Loan	4.000%	5/25/18	9,855,932	9,883,657	(j)(k)
MPH Acquisition Holdings LLC, Term Loan	3.750%	3/31/21	4,539,486	4,524,083	(j)(k)

Total Health Care Providers & Services				14,407,740

Pharmaceuticals - 0.1%
JLL/Delta Dutch Newco BV, USD Term Loan	—	3/11/21	3,989,950	3,966,677	(k)(l)
Par Pharmaceutical Cos. Inc., Term Loan B2	4.000%	9/30/19	10,415,657	10,393,961	(j)(k)

Total Pharmaceuticals				14,360,638

TOTAL HEALTH CARE				28,768,378

INDUSTRIALS - 0.3%
Airlines - 0.1%
American Airlines Inc., Exit Term Loan	3.750%	6/27/19	7,443,560	7,436,913	(j)(k)
Delta Air Lines Inc., New Term Loan B	3.250%	4/20/17	9,768,163	9,759,010	(j)(k)

Total Airlines				17,195,923

Commercial Services & Supplies - 0.1%
ADS Waste Holdings Inc., New Term Loan	3.750%	10/9/19	4,753,300	4,698,342	(j)(k)
Monitronics International Inc., New Term Loan B	4.250%	3/23/18	4,666,457	4,666,457	(j)(k)

Total Commercial Services & Supplies				9,364,799

Construction & Engineering - 0.0%
BakerCorp International Inc., New Term Loan	4.250%	2/14/20	5,824,102	5,481,936	(j)(k)

Machinery - 0.1%
Gardner Denver Inc., USD Term Loan	4.250%	7/30/20	6,372,901	6,040,713	(j)(k)
Silver II U.S. Holdings LLC, Term Loan	4.000%	12/13/19	6,170,934	5,845,035	(j)(k)

Total Machinery				11,885,748

Transportation Infrastructure - 0.0%
Flying Fortress Inc., New Term Loan	3.500%	6/30/17	5,510,000	5,510,000	(j)(k)

TOTAL INDUSTRIALS				49,438,406

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Allflex Holdings III Inc., New First Lien Term Loan	4.250%	7/17/20	2,468,750	2,464,121	(j)(k)

IT Services - 0.2%
First Data Corp., New 2018 Extended Term Loan	3.674%	3/24/18	14,556,443	14,541,276	(j)(k)
First Data Corp., New 2018 Term Loan	3.674%	9/24/18	5,000,000	4,995,000	(j)(k)

Total IT Services				19,536,276

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 0.0%
SunGard Data Systems Inc., Term Loan E	4.000%	3/8/20	4,512,598		$4,521,623	(j)(k)

TOTAL INFORMATION TECHNOLOGY					26,522,020

MATERIALS - 0.1%
Metals & Mining - 0.1%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	7,103,612		6,416,081	(j)(k)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA, Term Loan B2	3.750%	6/30/19	9,823,825		9,782,074	(j)(k)

Wireless Telecommunication Services - 0.0%
Telesat Canada, USD Term Loan B2	3.500%	3/28/19	3,890,600		3,879,251	(j)(k)

TOTAL TELECOMMUNICATION SERVICES					13,661,325

UTILITIES - 0.3%
Electric Utilities - 0.0%
Equipower Resources Holdings LLC, First Lien Term Loan	4.250%	12/21/18	2,760,044		2,755,733	(j)(k)

Independent Power and Renewable Electricity Producers - 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	35,620,000		35,753,575	(j)(k)
NRG Energy Inc., Refi Term Loan B	2.750%	7/2/18	6,837,258		6,799,271	(j)(k)
Windsor Financing LLC, Term Loan B	6.250%	12/5/17	2,866,870		2,866,870	(j)(k)

Total Independent Power and Renewable Electricity Producers					45,419,716

TOTAL UTILITIES					48,175,449

TOTAL SENIOR LOANS (Cost - $314,923,443)					311,079,449

SOVEREIGN BONDS - 4.7%
Brazil - 0.4%
Federative Republic of Brazil, Notes	10.000%	1/1/17	194,067,000	BRL	57,797,130

Colombia - 0.1%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	15,790,000		17,645,325

Indonesia - 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	20,470,000		20,828,225	(m)
Republic of Indonesia, Notes	3.750%	4/25/22	370,000		376,475	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	310,000		350,688	(m)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	510,000		555,262	(m)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	7,620,000		8,524,875	(m)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,767,000		2,043,094	(a)

Total Indonesia					32,678,619

Mexico - 2.7%
United Mexican States, Bonds	8.000%	6/11/20	70,565,000	MXN	5,174,438
United Mexican States, Bonds	6.500%	6/9/22	2,110,389,800	MXN	144,622,335
United Mexican States, Bonds	10.000%	12/5/24	39,070,000	MXN	3,326,463
United Mexican States, Bonds	7.750%	11/13/42	2,034,316,200	MXN	154,614,433
United Mexican States, Medium-Term Notes	6.050%	1/11/40	1,800,000		2,223,000
United Mexican States, Senior Bonds	10.000%	12/5/24	285,710,000	MXN	24,325,668
United Mexican States, Senior Notes	4.000%	10/2/23	374,000		395,692
United Mexican States, Senior Notes	4.750%	3/8/44	5,528,000		5,804,400
United Mexican States, Senior Notes	5.550%	1/21/45	49,320,000		57,827,700
United Mexican States, Senior Notes	4.600%	1/23/46	1,215,000		1,242,338

Total Mexico					399,556,467

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Peru - 0.0%
Republic of Peru, Senior Bonds	5.625%	11/18/50	2,900,000	$3,545,250

Poland - 0.3%
Republic of Poland, Senior Notes	4.000%	1/22/24	34,710,000	38,111,580

Portugal - 0.2%
Republic of Portugal, Notes	5.125%	10/15/24	21,700,000	24,006,276	(a)

Russia - 0.2%
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	11,507,710	13,203,947	(m)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	5,855,700	6,718,830	(a)
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	12,800,000	12,247,424	(m)

Total Russia				32,170,201

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	27,600,000	31,607,520

Turkey - 0.4%
Republic of Turkey, Notes	4.875%	4/16/43	14,900,000	14,713,750
Republic of Turkey, Senior Bonds	5.625%	3/30/21	5,965,000	6,524,219
Republic of Turkey, Senior Bonds	5.750%	3/22/24	16,430,000	18,271,803
Republic of Turkey, Senior Notes	7.000%	3/11/19	1,080,000	1,225,692
Republic of Turkey, Senior Notes	7.500%	11/7/19	380,000	443,650
Republic of Turkey, Senior Notes	6.250%	9/26/22	14,574,000	16,577,925

Total Turkey				57,757,039

Uruguay - 0.0%
Republic of Uruguay, Benchmark Bonds	7.875%	1/15/33	1	1	(h)

TOTAL SOVEREIGN BONDS (Cost - $730,628,457)				694,875,408

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.1%
U.S. Government Agencies - 1.7%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	3,624,410
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	45,010,000	67,744,236
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	86,850,000	79,807,681
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	13,770,000	13,080,935
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	320,000	301,001
Financing Corp. (FICO) Strip, Debentures	0.000%	11/30/17	1,240,000	1,200,382
Financing Corp. (FICO) Strip, Debentures	0.000%	2/8/18	3,895,000	3,758,067
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	14,603,000	14,120,123
Financing Corp. (FICO) Strip, Debentures	0.000%	8/3/18	25,773,000	24,640,391
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	11,765,000	11,387,920
Financing Corp. (FICO) Strip, Notes	0.000%	8/3/18	15,231,000	14,530,481
Financing Corp. (FICO) Strip, Notes	0.000%	9/26/19	728,000	677,105
Residual Funding Corp. Principal Strip, Bonds	0.000%	10/15/19	1,750,000	1,626,954
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	840,000	1,257,498
Tennessee Valley Authority, Notes	5.250%	9/15/39	16,493,000	21,595,885

Total U.S. Government Agencies				259,353,069

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - 14.4%
U.S. Treasury Bonds	3.375%	5/15/44	339,215,000	$397,384,945
U.S. Treasury Bonds	3.125%	8/15/44	53,790,000	60,265,832
U.S. Treasury Bonds	3.000%	11/15/44	363,500,000	398,288,041
U.S. Treasury Bonds	2.500%	2/15/45	41,780,000	41,394,830
U.S. Treasury Notes	0.250%	10/31/15	150,000	150,059
U.S. Treasury Notes	0.250%	11/30/15	10,000,000	10,002,340
U.S. Treasury Notes	1.500%	7/31/16	720,000	730,519
U.S. Treasury Notes	0.625%	11/30/17	12,450,000	12,397,473
U.S. Treasury Notes	1.500%	8/31/18	1,650,000	1,675,395
U.S. Treasury Notes	1.625%	7/31/19	44,020,000	44,680,300
U.S. Treasury Notes	1.750%	9/30/19	6,760,000	6,888,859
U.S. Treasury Notes	1.500%	10/31/19	5,510,000	5,553,479
U.S. Treasury Notes	1.500%	11/30/19	121,959,000	122,892,718
U.S. Treasury Notes	1.625%	12/31/19	199,230,000	201,766,995
U.S. Treasury Notes	1.250%	1/31/20	46,750,000	46,508,957
U.S. Treasury Notes	1.375%	2/29/20	12,390,000	12,392,899
U.S. Treasury Notes	2.000%	5/31/21	12,050,000	12,339,007
U.S. Treasury Notes	1.750%	3/31/22	182,560,000	183,030,640
U.S. Treasury Notes	2.375%	8/15/24	85,885,000	89,280,120
U.S. Treasury Notes	2.000%	2/15/25	467,165,000	470,121,220
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	5,047,841
U.S. Treasury Strip Principal (STRIPS)	0.000%	2/15/43	26,530,000	12,792,050

Total U.S. Government Obligations				2,135,584,519

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,290,251,228)				2,394,937,588

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.8%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	69,863,854	84,677,156
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	10,652,184	14,221,497
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	47,460,107	47,994,033
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	54,158,011	53,062,178
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	682,992	700,334
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	48,175,119	50,177,374
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	23,084,180	23,075,154

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $263,319,031)				273,907,726

			SHARES
COMMON STOCKS - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
PB Investors II LLC (Cost - $9,649,957)			80,790	0	(e)(f)(g)

PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
GMAC Capital Trust I	8.125%		454,841	11,939,576	(c)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	7.875%		82,775	2,195,193	(c)

TOTAL PREFERRED STOCKS (Cost - $13,228,694)				14,134,769

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
Euro Bund, Call @ $157.00		5/22/15	336	137,288
Euro Bund, Call @ $160.00		5/22/15	534	223,932
Euro Futures, Call @ $1.115		4/2/15	214	1,337
Euro Futures, Call @ $1.125		4/2/15	143	894
U.S. Treasury 10-Year Notes Futures, Put @ $128.00		4/24/15	464	159,500

TOTAL PURCHASED OPTIONS (Cost - $1,186,630)				522,951

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $13,143,405,363)				13,491,564,944

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
SHORT-TERM INVESTMENTS - 8.9%
U.S. Government Agencies - 8.9%
Federal Home Loan Bank (FHLB), Discount Notes	0.080%	6/17/15	20,000,000	$19,997,400	(n)
Federal Home Loan Bank (FHLB), Discount Notes	0.155%	8/18/15	15,000,000	14,994,555	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.080%	4/27/15	75,000,000	74,995,667	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/4/15	25,000,000	24,997,708	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/7/15	25,000,000	24,997,500	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.057%	5/11/15	144,500,000	144,490,848	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	5/18/15	51,674,000	51,667,254	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.102%	5/26/15	75,000,000	74,988,313	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.048%	6/1/15	110,000,000	109,988,670	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.130 - 0.131%	6/8/15	97,000,000	96,988,845	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.058%	6/12/15	92,000,000	91,988,776	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.148%	6/15/15	45,000,000	44,994,285	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.064%	6/19/15	25,000,000	24,996,650	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.100%	8/3/15	50,000,000	49,983,800	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.150%	8/18/15	90,000,000	89,967,330	(n)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.190%	11/16/15	63,000,000	62,929,881	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.094%	5/13/15	100,000,000	99,989,033	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.060%	6/3/15	8,605,000	8,604,079	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.090%	7/2/15	150,000,000	149,973,150	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.160%	8/3/15	20,000,000	19,993,520	(n)
Federal National Mortgage Association (FNMA), Discount Notes	0.150%	10/1/15	45,000,000	44,966,385	(n)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,326,431,751)				1,326,493,649

TOTAL INVESTMENTS - 99.8% (Cost - $14,469,837,114#)				14,818,058,593
Other Assets in Excess of Liabilities - 0.2%				23,947,283

TOTAL NET ASSETS - 100.0%				$14,842,005,876

See Notes to Schedule of Investments.

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	The coupon payment on these securities is currently in default as of March 31, 2015.

(e)	Value is less than $1.

(f)	Illiquid security.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2015, the Fund held TBA securities with a total cost of $914,261,872.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of March 31, 2015. The interest rate for fully unfunded term loans is to be determined.

(m)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(n)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
IO	— Interest Only
MXN	— Mexican Peso
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Euro Futures, Call	5/8/15	$1.12	72	$30,600
Euro Futures, Call	6/5/15	1.14	139	52,125
Euro Futures, Put	5/8/15	1.05	83	95,180
Euro Futures, Put	5/8/15	1.06	140	204,750
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.50	818	25,562
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.75	1,268	150,575
U.S. Treasury 05-Year Notes Futures, Put	4/24/15	119.50	640	110,000
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	129.00	107	73,562
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	130.00	423	138,797
U.S. Treasury 10-Year Notes Futures, Call	4/24/15	128.00	256	320,000
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	127.00	690	86,250
U.S. Treasury 10-Year Notes Futures, Put	4/24/15	127.50	1,611	352,406
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	170.00	214	220,688
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.50	507	427,781
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.00	506	537,625
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	130.00	1,516	1,018,563
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	127.00	1,384	540,625
U.S. Treasury 30-Year Bonds Futures, Call	4/24/15	165.00	106	162,313
U.S. Treasury 30-Year Bonds Futures, Call	4/24/15	166.00	382	447,656
U.S. Treasury 30-Year Bonds Futures, Put	4/24/15	160.00	407	254,375
U.S. Treasury 30-Year Bonds Futures, Put	4/24/15	162.00	213	256,266
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	155.00	214	86,938

TOTAL WRITTEN OPTIONS (Premiums received - $6,661,377)				$5,592,637

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer staples	—	$388,768,774	$429,169		$389,197,943
Financials	—	1,486,020,977	0	*	1,486,020,977
Industrials	—	141,215,292	35,408,687		176,623,979
Other corporate bonds & notes	—	2,126,931,708	—		2,126,931,708
Asset-backed securities	—	520,763,016	5,088,375		525,851,391
Collateralized mortgage obligations	—	2,301,002,546	88,380,829		2,389,383,375
Mortgage-backed securities	—	2,679,437,293	—		2,679,437,293
Non-U.S. treasury inflation protected securities	—	28,660,387	—		28,660,387
Senior loans:
Consumer discretionary	—	115,079,022	9,145,201		124,224,223
Financials	—	—	2,319,562		2,319,562
Utilities	—	45,308,579	2,866,870		48,175,449
Other senior loans	—	136,360,215	—		136,360,215
Sovereign bonds	—	694,875,408	—		694,875,408
U.S. government & agency obligations	—	2,394,937,588	—		2,394,937,588
U.S. Treasury inflation protected securities	—	273,907,726	—		273,907,726
Common stocks	—	—	0	*	0	*
Preferred stocks	$14,134,769	—	—		14,134,769
Purchased options	522,951	—	—		522,951

Total long term investments	$14,657,720	$13,333,268,531	$143,638,693		$13,491,564,944

Short-term investments	—	1,326,493,649	—		1,326,493,649

Total investments	$14,657,720	$14,659,762,180	$143,638,693		$14,818,058,593

Other financial instruments:
Futures contracts	$48,873,390	—	—		$48,873,390
Forward currency contracts	—	$9,724,556	—		9,724,556
OTC credit default swaps on corporate issues - sell protection	—	2,997,985	—		2,997,985
OTC credit default swaps on credit indices - sell protection	—	348,242	—		348,242
Centrally cleared interest rate swaps	—	9,815,652	—		9,815,652
Centrally cleared credit default swaps on credit indices - sell protection	—	3,278,882	—		3,278,882

Total other financial instruments	$48,873,390	$26,165,317	—		$75,038,707

Total	$63,531,110	$14,685,927,497	$143,638,693		$14,893,097,300

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Written options	$5,592,637	—	—		$5,592,637
Futures contracts	14,730,895	—	—		14,730,895
Forward currency contracts	—	$7,016,268	—		7,016,268
OTC interest rate swaps	—	2,827,952	—		2,827,952
OTC credit default swaps on corporate issues - sell protection	—	54,980	—		54,980
OTC credit default swaps on corporate issues - buy protection	—	365,991	—		365,991
OTC credit default swaps on credit indices - sell protection	—	326,528	—		326,528
Centrally cleared interest rate swaps	—	25,556,154	—		25,556,154

Total	$20,323,532	$36,147,873	—		$56,471,405

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to Swap Contracts.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$558,286,597
Gross unrealized depreciation	(210,065,118)

Net unrealized appreciation	$348,221,479

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	589	12/15	$146,294,789	$146,285,513	$(9,276)
90-Day Eurodollar	8,831	6/16	2,174,998,976	2,185,010,175	10,011,199
90-Day Eurodollar	17,755	12/16	4,364,129,366	4,376,385,562	12,256,196
90-Day Eurodollar	587	3/17	143,790,545	144,475,375	684,830
Euro BTP	195	6/15	29,205,811	29,475,944	270,133
British Pound	77	6/15	7,276,944	7,140,306	(136,638)
U.S. Treasury 5-Year Notes	13,663	6/15	1,626,172,097	1,642,442,046	16,269,949
U.S. Treasury Long-Term Bonds	2,121	6/15	346,890,112	347,578,875	688,763
U.S. Treasury Ultra Long-Term Bonds	1,808	6/15	302,171,642	307,134,000	4,962,358

					$44,997,514

Contracts to Sell:
Euro-Bund	2,865	6/15	486,515,568	489,074,811	(2,559,243)
Euro	727	6/15	101,456,937	97,726,975	3,729,962
Japanese Yen	2,285	6/15	235,935,117	238,382,625	(2,447,508)
U.S. Treasury 2-Year Notes	68	6/15	14,838,654	14,902,625	(63,971)
U.S. Treasury 10-Year Notes	11,381	6/15	1,457,567,772	1,467,082,031	(9,514,259)

					(10,855,019)

Net unrealized appreciation on open futures contracts					$34,142,495

At March 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	1,693,912,500	USD	26,772,633	Bank of America N.A.	4/16/15	$228,560
INR	949,870,000	USD	15,003,001	Barclays Bank PLC	4/16/15	138,054
USD	54,316,140	MXN	836,115,500	Barclays Bank PLC	4/16/15	(461,427)
USD	17,497,583	MXN	270,505,638	Barclays Bank PLC	4/16/15	(224,419)
INR	5,058,382,000	USD	79,925,390	Citibank N.A.	4/16/15	705,899
INR	1,176,325,000	USD	18,600,229	Citibank N.A.	4/16/15	150,549
USD	47,863,651	MXN	731,969,240	Citibank N.A.	4/16/15	(90,841)
EUR	80,846,154	USD	91,831,691	Bank of America N.A.	5/13/15	(4,854,921)
USD	635,585	EUR	600,000	Bank of America N.A.	5/13/15	(9,914)
USD	726,465	EUR	679,001	Bank of America N.A.	5/13/15	(4,026)
USD	1,297,862	EUR	1,199,001	Bank of America N.A.	5/13/15	7,940
USD	45,060,289	JPY	5,281,922,000	Barclays Bank PLC	5/13/15	995,908
JPY	7,113,823,404	USD	60,696,857	Citibank N.A.	5/13/15	(1,349,858)
USD	609,297	EUR	534,001	Citibank N.A.	5/13/15	34,802
USD	483,267	EUR	430,000	Citibank N.A.	5/13/15	20,660
USD	1,578,901	EUR	1,487,003	Citibank N.A.	5/13/15	(20,862)
USD	901,196	EUR	821,001	Citibank N.A.	5/13/15	17,938
USD	39,454,319	EUR	34,396,638	Credit Suisse First Boston Inc.	5/13/15	2,449,363
USD	48,318,241	EUR	42,250,000	Goldman Sachs Group Inc.	5/13/15	2,864,397
USD	22,555,289	EUR	19,690,000	Morgan Stanley Co. Inc.	5/13/15	1,372,184
USD	12,571,929	EUR	10,999,525	UBS AG	5/13/15	738,302

Total						$2,708,288

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
USD	— United States Dollar

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2015, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC	$7,950,000	11/10/15	4.864% semi-annually	3-Month LIBOR	—	$(218,140)
Banc of America Securities LLC	5,500,000	1/15/16	5.451% semi-annually	3-Month LIBOR	—	(219,114)
Banc of America Securities LLC	8,270,000	10/3/16	5.425% semi-annually	3-Month LIBOR	—	(594,517)
Credit Suisse	4,880,000	3/1/17	5.335% semi-annually	3-Month LIBOR	—	(423,900)
Deutsche Bank AG	10,890,000	6/15/16	5.183% semi-annually	3-Month LIBOR	—	(609,487)
Deutsche Bank AG	8,270,000	4/1/17	5.435% semi-annually	3-Month LIBOR	—	(762,794)

Total	$45,760,000				—	$(2,827,952)

CENTRALLY CLEARED INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs Group Inc.	$260,883,000	5/15/30	2.312% semi-annually	3-Month LIBOR	—	$(2,651,810)
JPMorgan Chase & Co.	124,700,000	10/7/23	4.860% semi-annually	3-Month LIBOR	$(6,394,877)	(22,904,344)
Morgan Stanley & Co. Inc.	505,596,000	5/15/30	2.110% semi-annually	3-Month LIBOR	(1,431,055)	9,815,652

Total	$891,179,000				$(7,825,932)	$(15,740,502)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Capital Inc. (AES Corp., 8.000%, due 10/15/17)	$13,500,000	3/20/21	2.67%	5.000% quarterly	$1,675,123	$1,678,986	$(3,863)
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	9,680,000	6/20/21	0.91%	1.000% quarterly	52,396	104,371	(51,975)
Deutsche Bank AG (Berkshire Hathaway Inc., 1.900%, due 1/31/17)	24,910,000	3/20/24	1.03%	1.000% quarterly	(54,980)	(492,439)	437,459
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	4,450,000	9/20/17	0.33%	3.650% quarterly	365,027	—	365,027
Deutsche Bank AG (Ford Motor Credit Co., 5.000%, due 5/15/18)	3,500,000	9/20/17	0.33%	3.650% quarterly	287,100	—	287,100
Deutsche Bank AG (Metlife Inc., 4.750% due 2/8/21)	11,440,000	9/20/21	0.94%	1.000% quarterly	41,096	121,430	(80,334)
Goldman Sachs Group Inc. (Ford Motor Credit Co., 5.000%, due 5/15/18)	6,400,000	9/20/17	0.33%	3.770% quarterly	543,952	—	543,952
RBS Greenwich (Ally Financial Inc., 7.500%, due 9/15/20)	4,200,000	12/20/16	1.09%	1.550% quarterly	33,291	—	33,291

Total	$78,080,000				$2,943,005	$1,412,348	$1,530,657

Notes to Schedule of Investments (unaudited) (continued)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2015[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Banc of America Securities LLC (Marriott International Inc., 5.810%, due 11/10/15)	$7,950,000	12/20/15	0.05%	0.730% monthly	$(39,522)	—	$(39,522)
Banc of America Securities LLC (Masco Corp., 6.125%, due 10/3/16)	8,270,000	12/20/16	0.23%	1.040% quarterly	(116,230)	—	(116,230)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)	5,500,000	12/20/15	0.04%	1.130% quarterly	(43,842)	—	(43,842)
Credit Suisse (Southwest Airlines Co., 5.125%, due 3/1/17)	4,880,000	3/20/17	0.17%	0.690% quarterly	(49,893)	—	(49,893)
Deutsche Bank AG (AutoZone Inc., 6.950%, due 6/15/16)	10,890,000	6/20/16	0.08%	0.580% quarterly	(67,432)	—	(67,432)
Deutsche Bank AG (CenturyLink Inc., 6.000%, due 4/1/17)	8,270,000	3/20/17	0.59%	0.890% quarterly	(49,072)	—	(49,072)

Total	$45,760,000				$(365,991)	—	$(365,991)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	$600,000	10/17/57	3.000% monthly	$(25,779)	$(27,334)	$1,555
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	1,100,000	10/17/57	3.000% monthly	(47,261)	(56,520)	9,259
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	1,200,000	10/17/57	3.000% monthly	(51,557)	(58,010)	6,453
Credit Suisse First Boston Inc. (Markit CMBX.NA.BBB.8 Index)	1,300,000	11/17/57	3.000% monthly	(55,853)	(58,205)	2,352
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	400,000	10/17/57	3.000% monthly	(17,186)	(18,352)	1,166
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	800,000	10/17/57	3.000% monthly	(34,371)	(36,408)	2,037
Goldman Sachs Group Inc. (Markit CMBX.NA.BBB.8 Index)	2,200,000	10/17/57	3.000% monthly	(94,521)	(114,651)	20,130
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,595,002	6/25/36	4.420% monthly	174,121	35,608	138,513
Morgan Stanley & Co. Inc. (PrimeX.ARM.1)	1,595,003	6/25/36	4.420% monthly	174,121	29,134	144,987

Total	$10,790,005			$21,714	$(304,738)	$326,452

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$94,890,000	6/20/19	1.000% quarterly	$1,711,802	$1,257,274	$454,528
BNP Paribas (Markit CDX.NA.HY.23 Index)	115,659,600	12/20/19	5.000% quarterly	9,451,676	7,202,625	2,249,051
Barclays Capital Inc. (Markit CDX.NA.IG.23 Index)	250,640,000	12/20/19	1.000% quarterly	4,133,871	3,558,568	575,303

Total	$461,189,600			$15,297,349	$12,018,467	$3,278,882

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 27, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 27, 2015